Registration Nos.: 33-82268 and
                                                                    811-8670

               As filed with the Securities and Exchange Commission
                               on April 30, 2003


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933


   Post-Effective Amendment No. 11                                         X


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


   Amendment No. 12                                                        X


                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 210-498-8000


                             CYNTHIA A. TOLES, ESQ.
                     Vice President and Assistant Secretary
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, B-1-E
                         San Antonio, Texas 78288-4501
                    (Name and Address of Agents for Service)


                                   Copies to:


                             DIANE E. AMBLER, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., Suite 200
                          Washington, D.C. 20036-1800
                                 (202) 778-9886

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check the appropriate box):


   [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485


   [ ]    On May 1, 2003 pursuant to paragraph (b) of Rule 485


   [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

   [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.


992397

                                VARIABLE ANNUITY
                                   PROSPECTUS


                                  May 1, 2003


USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone: 1-800-531-2923

USAA Life Insurance Company ("USAA LIFE") is offering a flexible premium deferred combination fixed and variable annuity contract ("CONTRACT") to the general public. This Prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds ("FUNDS"):

USAA LIFE INVESTMENT TRUST
--------------------------
USAA Life Growth and Income Fund
USAA Life Aggressive Growth Fund
USAA Life World Growth Fund
USAA Life Diversified Assets Fund
USAA Life Income Fund

VANGUARD(R) VARIABLE INSURANCE FUND
-----------------------------------
Vanguard Diversified Value Portfolio
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio
Vanguard Small Company Growth Portfolio
Vanguard International Portfolio
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
Fidelity VIP Contrafund(R) Portfolio, Initial Class
Fidelity VIP Equity-Income Portfolio, Initial Class
Fidelity VIP Dynamic Capital Appreciation Portfolio,
Initial Class

SCUDDER VARIABLE SERIES I
-------------------------
Scudder VS I Capital Growth Portfolio, Class A Shares


THE ALGER AMERICAN FUND
-----------------------
Alger American Growth Portfolio, Class O Shares

USAA Life ("WE") have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this Prospectus. Its table of contents appears on page 41. For a free copy, call 1-800-531-2923.


                             INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT
                             DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED
                             BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT
                             INSURED BY THE FEDERAL DEPOSIT INSURANCE
                             CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT
IMPORTANT NOTICES            AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY
                             LOSE VALUE.

                             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.


                                VA Contract -- 1

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                             Index of Important Terms .............................   3
                             Expenses .............................................   4
                             The Contract at a Glance .............................  10
                             How the Contract Works ...............................  11
                             Investment Choices ...................................  13
CONTRACT FEATURES            Special Services .....................................  18
                                Automatic Payment Plan ............................  18
                                Dollar Cost Averaging Program .....................  19
                                Systematic Withdrawal Program .....................  19
                             Your Contract Value ..................................  19
                             Annuity Benefits .....................................  20
                             Death Benefits .......................................  22

                             How Do I...
                             ...  Contact USAA Life................................  24
                             ...  Buy a Contract...................................  24
                             ...  Invest More Money................................  24
                             ...  Access My Money..................................  25
                             ...  Change My Investment Choices.....................  25
                             ...  Change My Premium Allocations....................  26
                             ...  Change My Annuity Date...........................  26
TRANSACTIONS                 ...  Change My Annuitant..............................  26
                             ...  Change My Beneficiary............................  26
                             ...  Transfer or Assign Ownership.....................  26
                             ...  Place a Telephone Request........................  26
                             ...  Cancel My Contract during the Free Look..........  27
                             ...  Keep Track of My Investments.....................  27
                             ...  Start Receiving Annuity Payments.................  27
                             ...  Report a Death...................................  28
                             Processing Dates......................................  28
                             Postponement of Payments..............................  29

                             More Information About...
                             ...  USAA Life........................................  29
                             ...  The Separate Account.............................  30
                             ...  The Funds........................................  30
OTHER INFORMATION            ...  The Contract.....................................  31
                             ...  Charges and Deductions...........................  31
                             Tax Information.......................................  33
                             Financial Information.................................  35
                             Performance Information...............................  36
                             Contents of Statement of Additional Information.......  41

                                VA Contract -- 2

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS
--------------------------------------------------------------------------------


TERM                                                                 PAGE
----                                                                 ----
ACCUMULATION UNIT...................................................  20
ANNUITANT...........................................................  12
ANNUITY DATE........................................................  11
ANNUITY UNIT........................................................  21
BENEFICIARY.........................................................  12
CONTRACT............................................................   1
CONTRACT YEAR.......................................................  11
DISTRIBUTION OPTION.................................................  30
EFFECTIVE DATE......................................................  11
FIXED ANNUITY PAYMENTS..............................................  21
FIXED FUND ACCOUNT..................................................  18
FIXED FUND ACCOUNT VALUE............................................  19
FREE LOOK PERIOD....................................................  10
FUNDS...............................................................   1
GENERAL ACCOUNT.....................................................  18
NONQUALIFIED PLAN...................................................  12
PROOF OF DEATH......................................................  28
QUALIFIED PLAN......................................................  12
VARIABLE ANNUITY PAYMENTS...........................................  21
VARIABLE FUND ACCOUNTS..............................................  13
VARIABLE FUND ACCOUNT VALUE.........................................  20

                                VA Contract -- 3

----------
 EXPENSES
----------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The tables do not show premium taxes and other taxes which may apply.

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

--------------------------------------------------------------------------------
                      CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                    None
--------------------------------------------------------------------------------
Deferred Sales Load                                                None
--------------------------------------------------------------------------------
Surrender Fees                                                     None
--------------------------------------------------------------------------------
Transfer or Exchange Fees                                          None(1)
--------------------------------------------------------------------------------

(1) We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

------------------------------------------------------------------------------------------
               PERIODIC FEES AND EXPENSES OTHER THAN FUND FEES AND EXPENSES
------------------------------------------------------------------------------------------
Contract Maintenance Charge                                                      $ 30(2)
------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average net assets)
------------------------------------------------------------------------------------------
    Mortality and Expense Risk Fee                                                .65%
------------------------------------------------------------------------------------------
    Administrative Expense Fee                                                    .10%
------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses                                            .75%
------------------------------------------------------------------------------------------

(2) This charge is deducted on each Contract anniversary. If you surrender your Contract, we deduct the entire charge for that year.

The next table shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2002 that you may pay periodically during the time you own the Contract. More information concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             MINIMUM         MAXIMUM
------------------------------------------------------------------------------------------
Expenses that are deducted from Fund assets, including
management fees and other expenses(3)                              .18%           2.64%
------------------------------------------------------------------------------------------

(3) The maximum actual total Fund operating expense was 1.50% as the result of a voluntary expense reimbursement arrangement that had the effect of reducing expenses actually paid by the Fund. The expense reimbursement arrangements, including whether they are voluntary or contractual, appear in footnotes to the next following table of expenses.

This table shows the operating expenses (before and after reimbursement) charged by each Fund for the fiscal year ended December 31, 2002.

                                VA Contract -- 4

                            FUND OPERATING EXPENSES
                            -----------------------

----------------------------------------------------------------  -----------------------------------
                                                                                      TOTAL FUND
                                                     TOTAL FUND     OTHER EXPENSES    OPERATING
VARIABLE FUND             MANAGEMENT    OTHER        OPERATING      AFTER             EXPENSES AFTER
ACCOUNT                   FEES          EXPENSES     EXPENSES       REIMBURSEMENT     REIMBURSEMENT
----------------------------------------------------------------  -----------------------------------
USAA LIFE
INVESTMENT
TRUST(4,5)
----------------------------------------------------------------  -----------------------------------
Growth and Income            .20           .26          .46              .26               .46
----------------------------------------------------------------  -----------------------------------
Aggressive Growth            .50           .68         1.18              .45               .95
----------------------------------------------------------------  -----------------------------------
World Growth                 .35          1.30         1.65              .60               .95
----------------------------------------------------------------  -----------------------------------
Diversified Assets           .20           .38          .58              .38               .58
----------------------------------------------------------------  -----------------------------------
Income                       .20           .51          .71              .45               .65
----------------------------------------------------------------  -----------------------------------
VANGUARD(R)
VARIABLE
INSURANCE FUND
-----------------------------------------------------------------------------------------------------
Diversified Value
Portfolio                    .46           .04          .50              N/A               .50
-----------------------------------------------------------------------------------------------------
Equity Index
Portfolio                    .16           .02          .18              N/A               .18
-----------------------------------------------------------------------------------------------------
Mid-Cap Index
Portfolio                    .24           .06          .30              N/A               .30
-----------------------------------------------------------------------------------------------------
Small Company
Growth Portfolio             .54           .03          .57              N/A               .57
-----------------------------------------------------------------------------------------------------
International
Portfolio                    .42           .11          .53              N/A               .53
-----------------------------------------------------------------------------------------------------
REIT Index Portfolio         .34           .05          .39              N/A               .39
-----------------------------------------------------------------------------------------------------
High Yield Bond
Portfolio                    .30           .03          .33              N/A               .33
-----------------------------------------------------------------------------------------------------
Money Market
Portfolio                    .18           .03          .21              N/A               .21
-----------------------------------------------------------------------------------------------------
FIDELITY(R)
VARIABLE
INSURANCE
PRODUCTS
-----------------------------------------------------------------------------------------------------
Contrafund(R)
Portfolio,
Initial Class                .58           .10          .68              N/A               N/A
-----------------------------------------------------------------------------------------------------
Equity-Income
Portfolio,
Initial Class                .48          .069          .57              N/A               N/A
-----------------------------------------------------------------------------------------------------
Dynamic Capital
Appreciation
Portfolio, Initial
Class(6)                     .58          2.06         2.64              N/A(6)            N/A(6)
-----------------------------------------------------------------------------------------------------

                                VA Contract -- 5

                            FUND OPERATING EXPENSES
                            -----------------------

----------------------------------------------------------------  -----------------------------------
                                                                                      TOTAL FUND
                                                     TOTAL FUND     OTHER EXPENSES    OPERATING
VARIABLE FUND             MANAGEMENT    OTHER        OPERATING      AFTER             EXPENSES AFTER
ACCOUNT                   FEES          EXPENSES     EXPENSES       REIMBURSEMENT     REIMBURSEMENT
----------------------------------------------------------------  -----------------------------------
SCUDDER
VARIABLE
SERIES I
----------------------------------------------------------------  -----------------------------------
Capital Growth
Portfolio,
Class A Shares               .47          .04          .51              .04               .51
----------------------------------------------------------------  -----------------------------------
ALGER
AMERICAN FUND(7)
----------------------------------------------------------------  -----------------------------------
Growth Portfolio,
Class O Shares               .75          .10          .85              .10               .85
----------------------------------------------------------------  -----------------------------------

(4) Pursuant to a contractual expense reimbursement arrangement, USAA Life, out of its general account, limits Fund expenses of the USAA Life Investment Trust Funds, excluding fee offset arrangements, and reimburse the Funds for all expenses in excess of, on an annual basis, .95% of the average net assets of the Aggressive Growth and World Growth Funds, .75% of the average net assets of the Diversified Assets Fund, .65% of the average net assets of the Income Fund, and .60% of the average net assets of the Growth & Income Fund. The arrangement may not be terminated before May 1, 2004.

(5) A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through fee offset arrangements with the Funds' custodian, credits, if any, realized as a result of uninvested cash balances are used to reduce custodian expenses. Total fund operating expenses reflect total expenses excluding any custodian fee offset arrangement, which reduced the total expenses of the Aggressive Growth Fund, the World Growth Fund, and the Income Fund by .01%, and had no impact on the total expenses of the Growth and Income Fund and Diversified Assets Fund.

(6) The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.50%. As a result, for the fiscal year ended December 31, 2002, Other Expenses After Reimbursement were .92%, and Total Fund Operating Expenses After Reimbursement were 1.50%. This arrangement can be discontinued by the Fund's manager at any time.

(7) Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

EXAMPLE:

This example is intended to help you compare the cost of investing in the contract with the cost of investing with other variable annuity contracts. These costs include Contract owner transaction expenses, contract maintenance charge, separate account annual expenses, and Fund fees and expenses. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------
NAME OF VARIABLE FUND ACCOUNT                   1 YR.     3 YRS.   5 YRS.    10 YRS.
-------------------------------------------------------------------------------------
USAA Life Growth and Income                     $152       $473    $  816    $1,783
-------------------------------------------------------------------------------------
USAA Life Aggressive Growth                      224        689     1,180     2,528
-------------------------------------------------------------------------------------
USAA Life World Growth                           269        826     1,409     2,982
-------------------------------------------------------------------------------------
USAA Life Diversified Assets                     164        510       878     1,912
-------------------------------------------------------------------------------------
USAA Life Income                                 177        549       944     2,049
-------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio             156        485       837     1,826
-------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                  125        388       671     1,476
-------------------------------------------------------------------------------------

                                VA Contract -- 6

-------------------------------------------------------------------------------------
NAME OF VARIABLE FUND ACCOUNT                   1 YR.     3 YRS.    5 YRS.   10 YRS.
=====================================================================================
Vanguard Mid-Cap Index Portfolio                $136     $  424    $  733    $1,609
-------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio          163        507       873     1,901
-------------------------------------------------------------------------------------
Vanguard International Portfolio                 159        494       852     1,858
-------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                    145        452       780     1,707
-------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio               139        434       749     1,642
-------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                  128        397       686     1,509
-------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             174        540       929     2,017
-------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             163        507       873     1,901
-------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital App. Portfolio      365      1,108     1,870     3,861
-------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio            157        488       842     1,837
-------------------------------------------------------------------------------------
Alger American Growth Portfolio, Class O
Shares                                           191        591     1,015     2,194
-------------------------------------------------------------------------------------

ACCUMULATION UNIT DATA
----------------------

The tables below show the Accumulation Unit Values ("AUV") of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

-------------------------------------------------------------------------------------------------------
           USAA LIFE GROWTH AND INCOME                          USAA LIFE AGGRESSIVE GROWTH
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $17.449936           2,738       12/31/2002          $11.836938           1,270
--------------------------------------------------   --------------------------------------------------
 12/31/2001          $22.397368           3,122       12/31/2001          $17.214778           1,443
 12/31/2000          $23.978970           3,225       12/31/2000          $22.654870           1,637
 12/31/1999          $23.296591           3,598       12/31/1999          $26.991318             789
 12/31/1998          $20.468785           3,697       12/31/1998          $13.993064             317
 12/31/1997          $19.287258           3,242       12/31/1997          $11.735078             197
 12/31/1996          $15.432048           1,515
 12/31/1995          $12.579981             205
 Starting Date: 02/06/1995   AUV $10.00               Starting Date: 05/01/1997   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
              USAA LIFE WORLD GROWTH                            USAA LIFE DIVERSIFIED ASSETS
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $14.273481             917       12/31/2002          $19.611603           1,956
--------------------------------------------------   --------------------------------------------------
 12/31/2001          $16.988356           1,009       12/31/2001          $22.295041           1,896
 12/31/2000          $20.654406           1,144       12/31/2000          $19.815589           1,684
 12/31/1999          $23.209674           1,003       12/31/1999          $19.192009           2,072
 12/31/1998          $17.860722           1,066       12/31/1998          $17.974654           1,841
 12/31/1997          $16.144375           1,168       12/31/1997          $16.518656           1,401
 12/31/1996          $14.314911             692       12/31/1996          $13.844197             696
 12/31/1995          $11.947438             161       12/31/1995          $12.243941              86
 Starting Date: 02/06/1995   AUV $10.00               Starting Date: 02/06/1995   AUV $10.00
-------------------------------------------------------------------------------------------------------

                                VA Contract -- 7

-------------------------------------------------------------------------------------------------------
                 USAA LIFE INCOME                           VANGUARD DIVERSIFIED VALUE PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $17.110216           1,511       12/31/2002           $7.947514            288
--------------------------------------------------   --------------------------------------------------
 12/31/2001          $15.969161           1,433       12/31/2001           $9.336800            271
 12/31/2000          $15.007467             879
 12/31/1999          $13.262741           1,208
 12/31/1998          $14.089499           1,280
 12/31/1997          $13.002940             545
 12/31/1996          $11.785992             430
 12/31/1995          $11.848795              89
 Starting Date: 02/06/1995   AUV $10.00               Starting Date: 05/01/2001   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
          VANGUARD EQUITY INDEX PORTFOLIO                     VANGUARD MID-CAP INDEX PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $ 7.995176           2,594       12/31/2002            $8.397224            608
-------------------------------------------------   --------------------------------------------------
 12/31/2001          $10.341906           2,699       12/31/2001            $9.912441            210
 12/31/2000          $11.844646           2,498
 12/31/1999          $13.147788           2,317
 12/31/1998          $11.003536           1,136
 Starting Date: 05/01/1998   AUV $10.00               Starting Date: 05/01/2001   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
     VANGUARD SMALL COMPANY GROWTH PORTFOLIO                  VANGUARD INTERNATIONAL PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $ 8.065415            650        12/31/2002          $ 7.120925            507
-------------------------------------------------    --------------------------------------------------
 12/31/2001          $10.696387            456        12/31/2001          $ 8.670638            473
 12/31/2000          $10.043462            440        12/31/2000          $10.881890            218
 12/31/1999          $10.526480            441        12/31/1999          $13.154856            106
 12/31/1998          $ 8.825971            257        12/31/1998          $10.386978             55
 Starting Date: 05/01/1998   AUV $10.00               Starting Date: 05/01/1998   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
          VANGUARD REIT INDEX PORTFOLIO                      VANGUARD HIGH YIELD BOND PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $11.252063            606        12/31/2002           $9.946870            140
--------------------------------------------------   --------------------------------------------------
 12/31/2001          $10.950003            102        12/31/2001           $9.869512             72
 Starting Date: 05/01/2001   AUV $10.00               Starting Date: 05/01/2001   AUV $10.00
-------------------------------------------------------------------------------------------------------

                                VA Contract -- 8

-------------------------------------------------------------------------------------------------------
         VANGUARD MONEY MARKET PORTFOLIO                    FIDELITY VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002           $1.350997          17,359        12/31/2002           $8.561012            244
--------------------------------------------------   --------------------------------------------------
 12/31/2001           $1.338044          24,394        12/31/2001           $9.515065             73
 12/31/2000           $1.293846          20,126
 12/31/1999           $1.227534          25,382
 12/31/1998           $1.178565          18,760
 12/31/1997           $1.127755          13,416
 12/31/1996           $1.082816          10,383
 12/31/1995           $1.040729           5,478
 Starting Date: 02/06/1995   AUV $1.00                 Starting Date: 05/01/2001   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
       FIDELITY VIP EQUITY-INCOME PORTFOLIO             FIDELITY VIP DYNAMIC CAPITAL APP. PORTFOLIO
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002           $7.771493            151         12/31/2002          $7.809482             64
--------------------------------------------------   --------------------------------------------------
 12/31/2001           $9.427762             95         12/31/2001          $8.464990             24
 Starting Date: 05/01/2001   AUV $10.00                Starting Date: 05/01/2001   AUV $10.00
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                              ALGER AMERICAN GROWTH PORTFOLIO,
      SCUDDER VS I CAPITAL GROWTH PORTFOLIO                            CLASS O SHARES
--------------------------------------------------   --------------------------------------------------
                    ACCUMULATION        NUMBER OF                        ACCUMULATION        NUMBER OF
VALUE AS OF:         UNIT VALUE        UNITS (000)   VALUE AS OF:         UNIT VALUE        UNITS (000)
--------------------------------------------------   --------------------------------------------------
 12/31/2002          $16.508497           1,519       12/31/2002          $17.520609           2,319
--------------------------------------------------   --------------------------------------------------
 12/31/2001          $23.487941           1,835       12/31/2001          $26.344044           2,722
 12/31/2000          $29.346175           2,082       12/31/2000          $30.100055           3,059
 12/31/1999          $32.816021           1,837       12/31/1999          $35.583778           2,885
 12/31/1998          $24.448446           1,543       12/31/1998          $26.806157           2,053
 12/31/1997          $19.989715           1,125       12/31/1997          $18.239579           1,722
 12/31/1996          $14.894774             689       12/31/1996          $14.672583           1,639
 12/31/1995          $12.543192              93       12/31/1995          $13.095503             630
 Starting Date: 02/06/1995   AUV $10.00               Starting Date: 02/06/1995   AUV $10.00
-------------------------------------------------------------------------------------------------------

                                VA Contract -- 9

--------------------------
 THE CONTRACT AT A GLANCE
--------------------------

The following is a snapshot of the Contract. Please read the remainder of this Prospectus for more information.

================================================================================


FLEXIBLE PAYMENTS          You can purchase a Contract with as little as $1,000.
                           You can add to your Contract as often and as much as you like, but each payment must be at least $100.
                           You must maintain a minimum Contract value of $1,000.
                           In summary:

                                Minimum initial payment:             $1,000
                                Minimum subsequent payment:          $  100
                                Minimum Contract value:              $1,000


                           Lower minimums apply to United Services Automobile Association ("USAA") employees and Contracts held in IRA and other tax-qualified plans.

--------------------------------------------------------------------------------

FREE LOOK                  You may cancel your Contract within 10 days of
                           receipt (or a longer period depending on where you
                           reside) ("FREE LOOK PERIOD"). Your initial premium
                           payment allocated to any of the Variable Fund
                           Accounts is invested in the Vanguard Money Market
                           Portfolio Variable Fund Account during the Free Look
                           Period plus 5 calendar days. (See "Processing Dates -
                           Special Processing" in this Prospectus.)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

SPECIAL SERVICES           For your convenience, we offer these special
                           services:
                              o  Automatic Payment Plan
                              o  Dollar Cost Averaging Program
                              o  Systematic Withdrawal Program

--------------------------------------------------------------------------------


INVESTMENT CHOICES         The Contract offers 19 investment choices including:
                              o 1 Fixed Fund Account (guaranteed to earn at least 3% interest)
                              o 18 Variable Fund Accounts each of which invests exclusively in a corresponding Fund of:
                                 *  the USAA Life Investment Trust ("Trust),
                                 *  the Vanguard Variable Insurance Fund
                                    ("Vanguard Fund"),
                                 *  the Fidelity Variable Insurance Products
                                    ("Fidelity Funds"),
                                 *  the Scudder Variable Series I ("Scudder
                                    Series"), or
                                 *  the Alger American Fund ("Alger Fund").


================================================================================


                               VA Contract -- 10

================================================================================

INVESTMENT PERFORMANCE     To find out current rates being paid on the Fixed
                           Fund Account, call us at 1-800-531-2923. To find out how the Variable Fund Accounts have performed, please refer to "Performance Information." You can obtain more current information by visiting us online at USAA.COM or by calling the toll-free USAA
                           Touchline(R) at 1-800-531-5433.

--------------------------------------------------------------------------------

ANNUITY BENEFITS           You can choose from a variety of annuity payment
                           options:
                              o  5 fixed annuity payment options
                              o  3 variable annuity payment options
                              o  1 systematic withdrawal option

--------------------------------------------------------------------------------

DEATH BENEFITS             If you die before annuity payments begin, we will pay
                           a death benefit that is the greater of:
                              o the value of your Contract ("CONTRACT VALUE") on the date we receive proof of death, or
                              o total premiums paid less withdrawals and premium taxes.


                           If you are not the Annuitant and the Annuitant dies before the day annuity payments begin, you can name a new Annuitant. No death benefit will be paid. If the Annuitant dies on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.


--------------------------------------------------------------------------------

TRANSFERS                  You may transfer your money among your investment
                           choices up to 18 times per Contract Year. You must transfer at least $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring. (See "How Do I Change My
                           Investment Choices?")

                           We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

--------------------------------------------------------------------------------

WITHDRAWALS                You may withdraw some or all of your money at any
                           time before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund
                           Account from which you are withdrawing. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. (See "How Do I Access My Money?")

================================================================================

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------


                               VA Contract -- 11

------------------------
 HOW THE CONTRACT WORKS
------------------------

The Contract basically works in two ways.


1ST, the Contract can help you save for retirement or other financial needs because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the "EFFECTIVE DATE") and continues to the date you begin receiving annuity payments (we call that the "ANNUITY DATE"). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2ND, the Contract can help you plan for retirement or other financial needs because you can use it to receive income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under "Annuity Benefits - Distribution Options." You do this during what we call the "DISTRIBUTION PHASE" of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary (up or down) depending on the performance of the corresponding Funds.


You can use the Contract with a "NONQUALIFIED PLAN" or a "QUALIFIED PLAN."
     o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
     o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity ("IRA") or tax-sheltered annuity ("TSA") that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

[GRAPHIC]

EFFECTIVE         ACCUMULATION
DATE                 PHASE           ANNUITY DATE                    DISTRIBUTION PHASE
You buy          You save           You start receiving     You can receive     Or you can receive
a Contract       for retirement     annuity payments or     annuity payments    annuity payments
                                    receive a lump          for a set period    for as long as you
                                    sum payment                                 live

[END GRAPHIC]

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):

     o  the investment choices during the Accumulation and Distribution Phases;
     o  the amount and timing of your premium payments and withdrawals;
     o  the special services you want to use to invest or withdraw money;


     o  the annuity payment option you want to use to receive income;


     o the annuitant (either yourself or someone else) on whose life the annuity payments will be based ("ANNUITANT");


                               VA Contract -- 12

     o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies ("BENEFICIARIES"); and
     o  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See "More Information About - The Contract.") In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.




(5)

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

--------------------
 INVESTMENT CHOICES
--------------------


During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base


                               VA Contract -- 13
your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund
Account.


VARIABLE FUND ACCOUNTS
----------------------


The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.


====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                            STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       LARGE-CAP VALUE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO,           o  Normally invests at least 80% of total      May be appropriate for investors
INITIAL CLASS                                      assets in income-producing equity           who are  willing to ride out stock
                                                   securities, which tends to lead to          market fluctuations in pursuit of
Objective:                                         investments in large cap "value"            potentially above-average long-term
----------                                         stocks.                                     returns. Designed for those who
Reasonable income. The Fund will also           o  Potentially investing in other types        want some income from equity and
consider the potential for capital                 of equity securities and debt               bond securities, but also want to
appreciation. The Fund's goal is to achieve        securities, including lower-quality         be invested in the stock market for
a yield which exceeds the composite yield          debt securities.                            its long-term growth potential.
on the securities comprising the S&P 500(R)     o  Invests in domestic and foreign
Index.                                             issuers.
                                                o  Uses fundamental analysis of each
Adviser:                                           issuer's financial condition and
--------                                           industry position and market and
Fidelity Management & Research Company             economic conditions to select
82 Devonshire Street                               investments.
Boston, Massachusetts 02109
-----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH AND INCOME FUND                o  Invests primarily in equity securities      Designed for the investor seeking
                                                   that show the best potential for total      to benefit from long-term growth of
Objective:                                         return through a combination of             capital and return. Because the
----------                                         capital appreciation and income.            Fund emphasizes investments in
Primary: Capital growth                         o  Investments in convertible securities       common stocks, its value will
Secondary: Current income                          is limited to 5% of assets. May             fluctuate based on market
                                                   invest in nonconvertible debt               conditions. Consequently, the Fund
Adviser:                                           securities and preferred stock.             should not be relied upon for
--------                                        o  While most of the fund's assets will        short-term financial needs or
USAA Investment Management Company                 be invested in U.S. securities, we may      short-term investment in the stock
9800 Fredericksburg Road                           invest up to 20% of the fund's total        market.
San Antonio, Texas 78288                           assets in foreign securities purchased
                                                   in either foreign or U.S markets.
Subadviser:                                        These foreign holdings may include
-----------                                        securities issued in emerging markets
Wellington Management Co., LLP                     as well as securities issued in
7 State Street                                     established markets.
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE PORTFOLIO            o  Invests primarily in common stocks of       May be a suitable investment for
                                                   large and medium-size companies whose       you if: (1) You wish to add a stock
Objective:                                         stocks are considered by the adviser        fund to your existing holdings,
----------                                         to be undervalued and out of favor          which could include other stock
Long-term growth of capital and a                  with investors. Such "value" stocks         investments as well as bond and
moderate level of dividend income                  typically have above-average                money market investments. (2) You
                                                   dividend yields and/or below-average        want a stock fund employing a value
Adviser :                                          prices in relation to such financial        approach in seeking long-term
---------                                          measures as earnings, book value,           growth in capital as well as
Barrow, Hanley, Mewhinney & Strauss, Inc.          and cash flow.                              moderate level of dividend income.
One McKinney Plaza
3232 McKinney Ave., 15th Floor
Dallas, Texas 75204
===================================================================================================================================

                               VA Contract -- 14

====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                            STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       LARGE-CAP GROWTH FUNDS
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO,                o  Invests primarily in equity                 May be appropriate for investors
CLASS O SHARES*                                    securities, such as common or               seeking long-term capital
                                                   preferred stocks, which are listed          appreciation.
Objective:                                         on U.S. exchanges or in the
----------                                         over-the-counter market.
Long-term capital appreciation                  o  The Portfolio invests primarily
                                                   in "growth" stocks.
Adviser:                                        o  Under normal circumstances, the
--------                                           Portfolio invests primarily in the
Fred Alger Management, Inc.                        equity securities of large companies
                                                   with a market capitalization of
111 Fifth Avenue                                   $1 billion or greater.
New York, NY 10003

*The Alger American Fund offers both
Class O and Class S shares. The classes
differ only in that Class S shares are
subject to distribution and shareholder
servicing fees, while Class O shares are
not. Only Class O shares are available
under the contract.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO,           o  Normally invests primarily in common        May be appropriate for investors
INITIAL CLASS                                      stocks.                                     who are willing to ride out stock
                                                o  Invests in securities of companies          market fluctuations in pursuit of
Objective:                                         whose value it believes is not fully        potentially above-average long-term
----------                                         recognized by the public.                   returns.
Long-term capital appreciation                  o  Invests in domestic and foreign
                                                   issuers.
Adviser:                                        o  Invests in either "growth" stocks or
--------                                           "value" stocks or both.
Fidelity Management & Research Company          o  Uses fundamental analysis of each
82 Devonshire Street                               issuer's financial condition and
Boston, Massachusetts 02109                        industry position and market and
                                                   economic conditions to select
                                                   investments.
------------------------------------------------------------------------------------------------------------------------------------
                                                       LARGE-CAP BLEND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VS I CAPITAL GROWTH                     o  Invests at least 65% of total assets        May be appropriate for investors
PORTFOLIO, CLASS A SHARES                          in common stocks of U.S. companies.         seeking long-term growth.
                                                o  Although the Portfolio can invest in
Objective:                                         companies of any size, it generally
----------                                         focuses on established companies that
Maximize long-term capital growth                  are similar in size to the companies
through a broad and flexible investment            in the S&P 500 Index or the Russell
program                                            1000 Growth Index. The Portfolio
                                                   intends to invest primarily in
Adviser:                                           companies whose market capitalizations
--------                                           fall within the normal range of
Deutsche Investment Management                     these Indexes.
Americas Inc.
345 Park Avenue
New York, New York
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX PORTFOLIO                 o  Employs a "passively" managed-or            May be a suitable investment for you
                                                   index-approach, by holding all of the       if: (1) You wish to add a low-cost,
Objective:                                         stocks in the Standard & Poor's 500         large-capitalization stock index
----------                                         Composite Stock Price Index in roughly      fund to your existing holdings,
Long-term growth of capital and income by          the same proportion to their weighting      which could include other stock
attempting to match the performance of a           in the Index.                               investments as well as bond and
broad-based market index of stocks of large     o  Stocks represented in the Index, and        money market investments. (2) You
U.S. companies                                     thus the Portfolio's holding, are           want the potential for long-term
                                                   weighted according to each stock's          capital appreciation, with a
Adviser:                                           market capitalization (shares               moderate level of dividend income.
--------                                           outstanding x share price). For
The Vanguard Group                                 example, if a specific stock
P.O. Box 2600                                      represented 2% of the S&P 500 Index,
Valley Forge, Pennsylvania 19482                   the Portfolio would invest 2% of its
                                                   assets in that company.
------------------------------------------------------------------------------------------------------------------------------------

                               VA Contract -- 15

====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                            STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX PORTFOLIO                o  Employs a "passively" managed-or            May be a suitable investment for you
                                                   index-approach, by holding the stocks       if: (1) You wish to add a low-cost,
Objective:                                         in the Standard & Poor's MidCap 400         mid-capitalization stock index fund
----------                                         Index in roughly the same proportion        to your existing holdings, which
Long-term growth of capital by                     to their weighting in the Index.            could include other stock
attempting to match the performance of a        o  Stocks represented in the Index, and        investments as well as bond and
broad-based market index of stocks of              thus the Portfolio's holdings, are          money market investments. (2) You
medium-size U.S. companies                         weighted according to each stock's          want the potential for long-term
                                                   market capitalization. For                  capital appreciation.
Adviser:                                           example, if a specific stock
--------                                           represented 5% of the S&P MidCap 400
The Vanguard Group                                 Index, the Portfolio would invest 5%
P.O. Box 2600                                      of its assets in that company.
Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------
                                                        MID-CAP GROWTH FUNDS
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL                    o  Normally invests primarily in common        May be suitable for investors
APPRECIATION PORTFOLIO, INITIAL CLASS              stocks.                                     seeking broad exposure to the
                                                o  Invests in domestic and foreign             domestic equity market without
Objective:                                         issuers.                                    investment style restrictions.
----------                                      o  Invests in either "growth" stocks or
Capital appreciation                               "value" stocks or both.
                                                o  Uses fundamental analysis of each
Adviser:                                           issuer's financial condition and
--------                                           industry position and market and
Fidelity Management & Research Company             economic conditions to select
82 Devonshire Street                               investments.
Boston, Massachusetts 02109
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND                o  Invests primarily in equity securities      Designed for the investor seeking to
                                                   of large companies that are selected        benefit from long-term growth of
Objective:                                         for their attractive growth potential.      capital. Generally, this Fund is
----------                                         These investments will tend to              expected to have a greater potential
Appreciation of capital                            consist primarily of a diversified          for long-term capital appreciation
                                                   portfolio of stocks of large companies      than growth and income funds, but
Adviser :                                          selected for their growth potential.        is also significantly more volatile.
---------                                          The term "equity securities" is used
USAA Investment Management Company                 to include common stocks, covertible
9800 Fredericksburg Road                           securities, and securities that carry
San Antonio, Texas 78288                           the right to buy common stock.
                                                o  While most of the Fund's assets will
Subadviser:                                        be invested in U.S. securities, we may
-----------                                        also invest up to 20% of the Fund's
Marsico Capital Management, LLC                    total assets in foreign securities
1200 17th Street, Suite 1300                       purchased in either foreign or U.S.
Denver, CO 80202                                   markets.
------------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL-CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY GROWTH                   o  Invest mainly in the stocks of smaller      May be a suitable investment for
PORTFOLIO                                          companies (which, at the time of            you if: (1) You wish to add a
                                                   purchase, typically have a market value     small-capitalization growth stock
Objective:                                         of less that $1-$2 billion). These          fund to your existing holdings,
----------                                         companies are considered by the             which could include other stock
Long-term growth of capital                        Portfolio's advisers to have                investments as well as bond and
                                                   above-average prospects for growth,         money market investments. (2) You
Advisers:                                          but often provide little or no              are seeking growth of capital over
---------                                          dividend income.                            the long term-at least five years.
Granahan Investment Management, Inc.                                                           (3) You are not looking for
275 Wyman Street                                                                               dividend income. (4) You are
Waltham, Massachusetts 02154                                                                   willing to assume the above-average
                                                                                               risk associated with investing in
Grantham, Mayo, Van Otterloo & Co. LLC                                                         small-cap growth stocks.
40 Rowes Wharf
Boston, Massachusetts 02110
===================================================================================================================================

                               VA Contract -- 16

====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                            STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                        DOMESTIC HYBRID FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE DIVERSIFIED ASSETS FUND               o  Invests in a diversified program            Designed for the investor seeking
                                                   within one mutual fund by allocating        the benefits of both long-term
Objective:                                         the Fund's assets, under normal             capital appreciation and current
----------                                         market conditions, in approximately         return. Generally, the Fund is
Long-term capital growth, consistent with          60% equity securities (selected for         expected to have less exposure to
preservation of capital and balanced by            their potential return) and                 equity securities than growth
current income                                     approximately 40% in debt securities        funds.
                                                   of varying maturities.
Adviser:                                        o  The equity securities will consist
--------                                           significantly of domestic common stocks
USAA Investment Management Company                 and, to a much lesser extent, may
9800 Fredericksburg Road                           include shares of real estate
San Antonio, Texas 78288                           investment trusts (REITs).
                                                o  The fixed income component will be made
                                                   up of the same types of debt securities
                                                   in which the USAA Life Income Fund may
                                                   invest. The Fund may also invest in
                                                   municipal lease obligations.
                                                o  While most of the Fund's assets will be
                                                   invested in U.S. securities, we may
                                                   also invest up to 20% of the fund's
                                                   total assets in foreign or U.S.
                                                   markets. These foreign holdings may
                                                   include securities issued in emerging
                                                   markets as well as securities issued
                                                   in established markets.
------------------------------------------------------------------------------------------------------------------------------------
                                                          WORLD STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE WORLD GROWTH FUND                     o  Invests primarily in equity securities      Designed for the investor seeking
                                                   of both foreign and domestic issuers.       to diversify by investing in
Objective:                                      o  May not invest more than 25% of assets      securities of both domestic and
----------                                         in one industry.                            foreign issuers and who is prepared
Long-term capital appreciation                  o  Under normal market conditions, the         to bear the risks of such
                                                   Fund's investments will be diversified      investments. Because of the Fund's
Adviser:                                           in at least three countries, one of         emphasis on equity securities and
--------                                           which is the United States.                 securities of foreign issuers, the
USAA Investment Management Company                                                             Fund should not be relied upon as a
9800 Fredericksburg Road                                                                       balanced investment program.
San Antonio, Texas 78288

Subadviser:
----------
MFS Investment Management
00 Boylston Street
Boston, MA 02116
===================================================================================================================================

                               VA Contract -- 17

====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                            STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                         FOREIGN STOCK FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL PORTFOLIO                o  Invests in the stocks of seasoned           May be a suitable investment for
                                                   companies located outside of the            you if: (1) You wish to add an
Objective:                                         United States.                              international stock fund to your
----------                                      o  In selecting stocks, Schroder               existing holdings, which could
Long-term growth of capital                        evaluates foreign markets around the        include other stock investments as
                                                   world. Within markets regarded as           well as bond and money market
Adviser 1:                                         having favorable investment climates,       investments. (2) You are seeking
----------                                         this adviser selects companies with         growth of capital over the
Schroder Investment Management North               above-average growth potential whose        long-term-at least five years.
------------------------------------               stocks sell at reasonable prices.           (3) You are not looking for income.
America, Inc.                                   o  Baillie Gifford uses a fundamental          (4) You are willing to assume the
-------------                                      approach to identify quality growth         additional risks (including
875 3rd Avenue, New York, NY 10022                 companies and considers sustainable         currency and country risk)
----------------------------------                 earnings and free cash flow growth to       associated with international
                                                   be critical factors in evaluating a         stocks.
Sub-Adviser:                                       company's prospects. Companies are
------------                                       screened first for quality and then
Schroder Investment Management                     for value. Baillie Gifford looks for
North America Limited                              companies with attractive industry
31 Gresham Street                                  backgrounds, strong competitive
London EC2V 7QA, England                           positions within those industries,
                                                   high quality earnings and a positive
Adviser 2:                                         approach towards shareholders. The
----------                                         main fundamental factors considered
Baillie Gifford Overseas Ltd                       when analyzing companies in this
1 Rutland Court, Edinburgh EH3                     bottom-up analysis are: earnings
8EY, Scotland                                      growth, cash flow growth,
                                                   profitability, debt and interest
                                                   coverage, and valuation.
------------------------------------------------------------------------------------------------------------------------------------
                                                        LONG-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME FUND                           o  Invests primarily in U.S. dollar-           Designed primarily for the investor
                                                   denominated debt and income-producing       seeking to benefit from returns
Objective:                                         securities that have been selected for      higher than those available in a
----------                                         their high yields relative to the risk      money market fund. An investor in
Maximum current income without undue               involved.                                   this Fund should also be willing
risk to principal                                                                              to accept principal fluctuations.
                                                                                               The Fund should not be relied upon
Adviser:                                                                                       as a balanced investment program.
--------
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288
------------------------------------------------------------------------------------------------------------------------------------
                                                        HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD HIGH YIELD BOND PORTFOLIO              o  Invests primarily in a diversified          May be a suitable investment for
                                                   group of high-yielding, higher-risk         you if: (1) You are seeking a high
Objective:                                         corporate bonds with medium-and             level of income and are willing to
----------                                         lower-range credit-quality ratings,         take substantial risks in pursuit of
High level of income                               commonly known as "junk bonds."             higher returns. (2) You have a
                                                o  The Portfolio emphasizes higher grades      long-term investment horizon-more
Adviser :                                          of credit quality within the high-yield     than five years.
---------                                          bond universe, and under normal
Wellington Management Company, LLP                 circumstances will invest at least 80%
75 State Street                                    of its assets in issuers that have
Boston, Massachusetts 02109                        received B or higher credit ratings
                                                   from independent rating agencies or in
                                                   unrated securities of comparable
                                                   quality.
                                                o  The Portfolio may not invest more than
                                                   20% of its assets in securities with
                                                   credit ratings lower than B or that
                                                   are unrated.
                                                o  The adviser may consider a security's
                                                   potential for capital appreciation
                                                   only when it is consistent with the
                                                   objective of high and sustainable
                                                   current income.
====================================================================================================================================

                               VA Contract -- 18

====================================================================================================================================
INVESTMENT OBJECTIVE                            PRINCIPAL INVESTMENT
& INVESTMENT ADVISER                            STRATEGIES                                     INVESTOR PROFILE
------------------------------------------------------------------------------------------------------------------------------------
                                                     SPECIALTY-REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD REIT INDEX PORTFOLIO                   o  Invests in the stocks of real estate        May be a suitable investment for
                                                   investment trusts (REITs), which own        you if: (1) You are looking for a
Objective:                                         office buildings, hotels, shopping          simple way to gain indirect exposure
----------                                         centers, and other properties.              to the real estate market to further
High level of income and moderate               o  The Portfolio employs a "passively"         diversify your existing holdings,
long-term growth of capital                        managed-or index-approach, by holding       which could include other stock,
                                                   a mix of securities that seeks to           bond, and money market investments.
Adviser:                                           match the performance of the Morgan         (2) You want a stock fund that
--------                                           Stanley REIT Index, a benchmark of          offers the potential for
The Vanguard Group                                 U.S. REITs. Holdings of the Index,          above-average dividend income.
P.O. Box 2600                                      and thus of the Portfolio, are weighted     (Historically, the securities that
Valley Forge, Pennsylvania 19482                   according to each stock's market            make up the Index have provided
                                                   capitalization.                             higher dividend income than those
                                                o  The Portfolio holds each stock found in     in the S&P 500 Index.) (3) You are
                                                   the Index in approximately the same         seeking modest growth of capital
                                                   proportion as represented in the Index      over the long term-at least five
                                                   itself. For example, if a specific stock    years.
                                                   represented 2% of the Morgan Stanley
                                                   REIT Index, the Portfolio would invest
                                                   2% in that stock.
------------------------------------------------------------------------------------------------------------------------------------
                                                         MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD MONEY MARKET PORTFOLIO                 o  Invests in high-quality, short-term         May be a suitable investment for
                                                   money market instruments, such as           you if: (1) You wish to add a money
Objective:                                         securities backed by the full faith         market fund to your existing
----------                                         and credit of the U.S. government,          holdings, which might also include
Income while maintaining liquidity and a           securities issued by U.S. agencies,         stock and bond investments. (2)
stable share price of $1                           or obligations issued by corporations       You are seeking income and
                                                   and financial institutions.                 stability of principal.
Adviser:
--------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
===================================================================================================================================

USAA Investment Management Company is a wholly owned indirect subsidiary of USAA. Barrow Hanley Mewhinney & Strauss, Inc., the Vanguard Group, Marsico Capital Management, Granahan Investment Management, Inc., Grantham Mayo Van Otterloo & Co., MFS Investment Management, Schroder Investment Management North America, Inc., Baillie Gifford Overseas Ltd., Wellington Management Co., Fidelity Management & Research Corporation, Deutsche Investment Management Americas, Inc., and Fred Alger Management, Inc. are not affiliated with USAA.


FIXED FUND ACCOUNT
------------------


THE FIXED FUND ACCOUNT IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, MASSACHUSETTS, PENNSYLVANIA, OREGON, OR WASHINGTON. AMOUNTS INVESTED IN THE FIXED FUND ACCOUNT AS WELL AS AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS ARE PART OF OUR GENERAL ACCOUNT ("GENERAL ACCOUNT"). WE HAVE NOT REGISTERED THE INTERESTS IN THE GENERAL ACCOUNT WITH THE SEC, NOR HAVE WE REGISTERED THE GENERAL ACCOUNT WITH THE SEC AS AN INVESTMENT COMPANY. THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS.


The money that you invest in or transfer to the Fixed Fund Account during any month ("NEW MONEY") will earn interest at what we call the "NEW MONEY INTEREST RATE." We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the "PORTFOLIO INTEREST RATE." We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.


                               VA Contract -- 19

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.


Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account.


------------------
 SPECIAL SERVICES
------------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this Prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you 30 days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

AUTOMATIC PAYMENT PLAN
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

DOLLAR COST AVERAGING PROGRAM
-----------------------------


This program allows you to regularly transfer money from one or more of the Variable Fund Accounts (for example, the Vanguard Money Market Portfolio Variable Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on file with us. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to make the transfer. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.


Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A "CONTRACT YEAR" is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.


                               VA Contract -- 20

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the account.


Federal income taxes and penalties may apply to your systematic withdrawals. (See "Tax Information.") You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

---------------------
 YOUR CONTRACT VALUE
---------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

FIXED FUND ACCOUNT VALUE
------------------------

The value of your Contract in the Fixed Fund Account ("FIXED FUND ACCOUNT VALUE") on any business day will equal:

      o  the sum of premium payments you invested in the Fixed Fund Account;
      o  plus accumulated interest;
      o plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
      o  less the Fixed Fund Account portion of any Contract Maintenance
         Charges;


      o less any withdrawals or transfers of value from the Fixed Fund Account; and


      o  less any applicable premium tax.

VARIABLE FUND ACCOUNT VALUE
---------------------------

We measure the value of your Variable Fund Accounts ("VARIABLE FUND ACCOUNT VALUE") using a unit of measure we call the "ACCUMULATION UNIT." When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     EXAMPLE:
     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit ("ACCUMULATION UNIT VALUE") for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at USAA.COM, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:


     o calculate the change in market value from the previous day for the underlying Fund;
     o subtract insurance charges such as mortality and expense risk charge and administrative charge; and


     o  add or subtract the result to the prior day's Accumulation Unit Value.


                               VA Contract -- 21

MINIMUM CONTRACT VALUE
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you 30 days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

------------------
 ANNUITY BENEFITS
------------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or "DISTRIBUTION OPTION" you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

ANNUITY DATE
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See "Tax Information.") If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95th birthday. The Annuity Date must also be at least 6 months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least 30 days before the Annuity Date.

TYPES OF ANNUITY PAYMENTS
-------------------------

You may choose:
     o  fixed annuity payments,
     o  variable annuity payments,
     o  a combination of fixed and variable annuity payments, or
     o  systematic withdrawals.

"FIXED ANNUITY PAYMENTS" are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. "VARIABLE ANNUITY PAYMENTS" are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

AMOUNT OF ANNUITY PAYMENTS
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an "ANNUITY UNIT" to determine your subsequent payments. The amount of each subsequent variable annuity payment will equal the product of:
     o  the number of Annuity Units credited to you multiplied by
     o  the value of each Annuity Unit ("ANNUITY UNIT VALUES").

Number of Annuity Units. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant


                               VA Contract -- 22
thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.


Annuity Unit Values. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's values and adjust them to reflect:


     o the performance of the corresponding Funds (including any dividends or capital gain distributions);
     o any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     o  Separate Account charges; and
     o an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the "3% ASSUMED RATE"). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

DISTRIBUTION OPTIONS
--------------------

The Contract offers 6 Distribution Options ("OPTIONS"). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.


                               VA Contract -- 23

Please note that, although Distribution Options 1, 2, and 3 are designed to provide annuity payments for life, electing these Options on a variable annuity basis involves investment risks. If the investment performance of the Variable Fund Accounts you select is poor, the amount of future annuity payments could fall substantially, possibly to zero.

====================================================================================================
OPTION 1
                         Annuity payments for as long as the Annuitant is alive. Please note that
INCOME PAYMENTS FOR      the Annuitant or other payee could receive only one annuity payment if
LIFE                     the Annuitant dies before the second annuity payment.
----------------------------------------------------------------------------------------------------
OPTION 2
                         Annuity payments for a certain period of time even if the Annuitant dies
INCOME PAYMENTS FOR      before that period of time has expired.
LIFE WITH A CERTAIN
PERIOD GUARANTEED
----------------------------------------------------------------------------------------------------
OPTION 3
                         Annuity payments for as long as the Annuitant or the Joint Annuitant is
JOINT AND SURVIVOR       alive. Please note that an Annuitant or other payee could receive only
LIFE INCOME              one annuity payment if both Annuitants die before the second annuity payment. If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options. As noted above, this Option may also be selected with payments for a certain period of time.
----------------------------------------------------------------------------------------------------
OPTION 4
                         Equal payments for an agreed upon period of time (not longer than 30
INCOME FOR SPECIFIED     years). We determine the amount of each payment pursuant to an
PERIOD                   annuity payment table contained in the Contract.
----------------------------------------------------------------------------------------------------
OPTION 5
                         A sum of money is transferred to us. In exchange, we agree, pursuant to
INCOME OF FIXED          an annuity payment table contained in the Contract, to pay the specified
AMOUNT                   amount of interest on the principal and to make periodic payments of a fixed dollar amount that is chosen for as long as the principal and interest earnings last.
----------------------------------------------------------------------------------------------------
OPTION 6
                         Substantially equal monthly, quarterly, semiannual, or annual payments
SYSTEMATIC               made over the life expectancy of the Annuitant or a shorter period of
WITHDRAWALS              time. (See "Special Services - Systematic Withdrawal Program.")
====================================================================================================

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.

----------------
 DEATH BENEFITS
----------------

DEATH BENEFITS PRIOR TO THE ANNUITY DATE
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the Special Rules for Non-Natural Owners below.


                               VA Contract -- 24

The death benefit is the greater of:
     o  the Contract Value on the date we receive proof of death; or
     o the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires your death benefits to be paid out as follows:

     If you are also the Annuitant and
        o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within 5 years after your death.
        o  the Beneficiary is your spouse, then your spouse may:
           * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
           * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
        o the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within 5 years after your death.

     If you are not the Annuitant and
        o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within 5 years after your death.
        o  the Annuitant is your spouse, your spouse may:
        o assume ownership as the Annuitant and defer distribution until the Annuity Date, or
        o receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.


     If you are not the Annuitant and the Annuitant dies before the Annuity Date, there is no death benefit and we will ask you to name a new Annuitant.


SPECIAL RULES FOR NON-NATURAL OWNERS
If the Contract owner is an entity (referred to as a "non-natural person") such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within 5 years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within 1 year and begin receiving distributions over the life of the new Annuitant.

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:

     o  continue to receive the same payments as the Annuitant; or
     o  if permitted under the Distribution Option,


                               VA Contract -- 25

     o receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
     o  take full distribution of the remaining value at the Annuitant's death.

--------------
 HOW DO I...?
--------------

....CONTACT USAA LIFE
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

....BUY A CONTRACT
   --------------


To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "USAA Life Insurance Company" or "USAA Life". We also accept premium payments made by bank draft, by wire, or by exchange from another U.S. insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.




The current minimum initial and additional premium payments we accept are as follows:

====================================================
                          MINIMUM         MINIMUM
                          INITIAL        SUBSEQUENT
TYPE OF PLAN              PREMIUM         PREMIUM
====================================================
Nonqualified Annuity      $1,000*          $100*
----------------------------------------------------
IRA and SEP-IRA           $  100           $ 50*
----------------------------------------------------
SARSEP-IRA                $   25           $ 25
----------------------------------------------------
TSA or ORP                $   50           $ 50
----------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.


For processing of the initial premium payment, see "Special Processing - Initial Premium Payments."


....INVEST MORE MONEY
   -----------------


As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply use our Automatic Payment Plan or send your subsequent premium payments to us at:

     USAA Life Insurance Company
     9800 Fredericksburg Road
     San Antonio, TX 78284-8499

                               VA Contract -- 26

We will allocate the premium payments among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above.

....ACCESS MY MONEY
   ---------------


You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Fixed or Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. A 10% federal income tax penalty may apply if you withdraw money before age 591/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see "Tax Information," below. You should seek the advice of a tax advisor before withdrawing money.

....CHANGE MY INVESTMENT CHOICES
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Fixed or Variable Fund Account.

The following restrictions apply during the Accumulation Phase:
     1.  You may make 18 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer
Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:
     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

Excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Contract owners participating in the Variable Fund Accounts regardless of their transfer activity. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaged in market timing strategy, making programmed transfers, or frequent transfers that are large in relation to the total assets of the underlying Funds in which the Variable Fund Account options invest. Market timing strategies are disruptive to the underlying Funds in which the Variable Fund Account options invest. If we determine that your transfer patterns among the Variable Fund Account options reflect a market timing strategy, we reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile


                               VA Contract -- 27
transmissions, automated telephone services, internet services, or any electronic transfer services. We will inform you in writing of any such transfer restrictions on your Contract.

We can terminate, suspend, or modify these transfer privileges without prior notice.

....CHANGE MY PREMIUM ALLOCATIONS
   -----------------------------


You may change the allocation of your subsequent premium payments at any time by visiting usaa.com, calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.


....CHANGE MY ANNUITY DATE
   ----------------------

You may change the Annuity Date by sending us a written request at least 30 days before the Annuity Date.

....CHANGE MY ANNUITANT
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....CHANGE MY BENEFICIARY
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....TRANSFER OR ASSIGN OWNERSHIP
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....PLACE A TELEPHONE REQUEST
   -------------------------

Simply call 1-800-531-4265 to:
     o  change your premium payment allocation,
     o  withdraw money, or
     o  transfer money among your investment choices.

We will ask you for your:
     o  name,
     o  USAA number or Contract number, and
     o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice.


                               VA Contract -- 28

....CANCEL MY CONTRACT DURING THE FREE LOOK
   ---------------------------------------


You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
     o  premium payments allocated to the Variable Fund Accounts, or
     o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....KEEP TRACK OF MY INVESTMENTS
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to USAA.COM day or night for a convenient way to access information about:
     o  your Contract details,
     o  Variable Fund Account summaries,
     o  Variable Fund Account performance, and
     o  financial activity information.

You may also access information about your Contract through USAA's Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and USAA.COM or the last 4 digits of your Social Security number).

....START RECEIVING ANNUITY PAYMENTS
   --------------------------------

To receive annuity payments, you must notify us in writing at least 30 days before the Annuity Date of:
     o  the Distribution Option you want to use to begin annuity payments;
     o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least 30 days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10th day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.


                               VA Contract -- 29

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

....REPORT A DEATH
   --------------

To report a death, we must be notified in writing and receive "PROOF OF DEATH", which can be:
     o  a certified death certificate,
     o  a certified copy of a statement of death from the attending physician,
     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
     o  any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

------------------
 PROCESSING DATES
------------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     o  premium payments;
     o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     o withdrawals of money (including withdrawals in the systematic withdrawal program); and
     o  death benefit claims.


If we receive your payment, request, etc. BEFORE 3 P.M. CENTRAL TIME on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.


In this Prospectus, we use the term "business day" to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central time) and is not open on federal holidays. Business day does not include:
     o  any day when the Funds do not compute the value of their shares; or
     o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.


SPECIAL PROCESSING
------------------


INITIAL PREMIUM PAYMENTS
     o If your initial premium payment accompanies a completed application, we will credit your payment within 2 business days after we receive the payment and completed application.
     o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.
     o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.


                               VA Contract -- 30

     o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus 5 calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application.

INITIAL ANNUITY PAYMENTS


To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values on the business day preceding the 10th day before the Annuity Date.


--------------------------
 POSTPONEMENT OF PAYMENTS
--------------------------

We will normally pay amounts withdrawn from a Contract within 7 days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     o the New York Stock Exchange is closed for other than customary weekends and holidays;
     o  trading on the New York Stock Exchange is restricted; or
     o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.


We can defer the payment of a withdrawal from the Fixed Fund Account for up to 6 months from the business day we receive your written or telephone request.


--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------


                               VA Contract -- 31

---------------------------
 MORE INFORMATION ABOUT...
---------------------------

....USAA LIFE
   ---------


USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $10,376,573,000 on December 31, 2002. We are a wholly owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.


As of the date of this Prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:
     o  profitability,
     o  asset quality,
     o  adequacy of reserves,
     o  capitalization, and
     o  management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....THE SEPARATE ACCOUNT
   --------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund.

....THE FUNDS
   ---------

SUBSTITUTION OF FUNDS
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.



VOTING PRIVILEGES

Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received


                               VA Contract -- 32
instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

SPECIAL CONSIDERATIONS
The Funds managed by Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management Research Corporation, DeIM, and Alger Management offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....THE CONTRACT
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

CONTRACT AGREEMENT
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:
     o  waive a provision of the Contract, or
     o  agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

CONTRACT OWNER
The rights and privileges of the Contract belong to the Contract owner during the Annuitant's lifetime. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

ANNUITANT
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable


                               VA Contract -- 33
as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

BENEFICIARY
The Beneficiary is the person, persons or entity named in the application who may be entitled to receive any Contract benefits that we provide upon the Contract owner's or Annuitant's death. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the Beneficiary's estate.

Unless otherwise provided, we will pay benefits as follows:
     o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the Annuitant's death; and
     o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the Annuitant's estate.

....CHARGES AND DEDUCTIONS
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

PREMIUM TAXES
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

CONTRACT MAINTENANCE CHARGE


We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary.* If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that Contract year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.


We will not deduct this charge:
     o  once you have elected to receive annuity payments under the Contract,
     o from death benefits paid on the death of a Contract owner or Annuitant, or
     o  upon termination due to insufficient Contract Value.

*This charge does not apply to certain Texas Optional Retirement Program
 Contracts issued before May 1, 2000.

ADMINISTRATIVE EXPENSE CHARGE
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:
     o preparation of the Contracts, confirmations, periodic reports and statements;
     o  maintenance of the Contract owner's records;
     o  maintenance of the Separate Account records;
     o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     o  all accounting, valuation, regulatory and reporting requirements.


We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

                               VA Contract -- 34

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:
     o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

INCOME TAXES
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

EXPENSES OF THE FUNDS
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.




                               VA Contract -- 35

-----------------
 TAX INFORMATION
-----------------

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS, AND THE APPLICABLE TAX LAWS OF YOUR STATE MAY DIFFER FROM THE FEDERAL LAWS.

NONQUALIFIED CONTRACTS
----------------------

THE FOLLOWING DISCUSSION APPLIES TO NONQUALIFIED CONTRACTS PURCHASED OUTSIDE OF TAX-QUALIFIED RETIREMENT PROGRAMS.

INCREASES IN VALUE

General Rule. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, ("CODE") governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

Owners Other Than Natural Persons. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

Diversification. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

Contract Owner Control. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

WITHDRAWALS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

ASSIGNMENTS
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.


                               VA Contract -- 36

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

PENALTY ON DISTRIBUTIONS
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:
     o  made on or after the recipient reaches age 59 1/2.
     o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant.
     o  made on account of the recipient's disability.
     o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception).
     o  made under an immediate annuity, which the Code defines in
        Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

DEATH BENEFITS
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See "Death Benefits.")

TAX-FREE EXCHANGES
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

TRANSFERS


The Code does not currently tax transfers between investment options under a Contract.


QUALIFIED PLAN CONTRACTS
------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

ACCUMULATION PHASE
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment excluded from your gross income during the Accumulation Phase constitutes your "investment in the contract."


                               VA Contract -- 37

DISTRIBUTION PHASE
When payments during the Distribution Phase begin, you will begin to receive back your "investment in the contract," if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

TYPES OF QUALIFIED PLANS
The Contracts are available with the following types of Qualified Plans:
     o  Individual Retirement Annuity ("IRA").
     o  Roth IRA.
     o  Simplified Employee Pension-Individual Retirement Annuity
        ("SEP-IRA").
     o Salary Reduction Simplified Employee Pension-Individual Retirement Annuity ("SARSEP-IRA"). Beginning in 1997, employers may no longer establish a new SARSEP-IRA, but may maintain an existing SARSEP-IRA.
     o Tax-Sheltered Annuity ("TSA" or "403(b) TSA"). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
        (1) attainment of age 59 1/2, (2) separation from service, (3) death,
        (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
     o Texas Optional Retirement Program ("ORP") and similar programs in other states.

FEDERAL INCOME TAX WITHHOLDING
------------------------------

Amounts distributed from a Conxstract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.

-----------------------
 FINANCIAL INFORMATION
-----------------------

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.



-------------------------
 PERFORMANCE INFORMATION
-------------------------

YIELD AND TOTAL RETURN
----------------------

We may advertise the yields and total returns of the Variable Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Fund Account refers to the income generated by an investment in the Variable Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Vanguard Money Market Portfolio Variable Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Vanguard Money Market Portfolio Variable Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


                               VA Contract -- 38

The "total return" of a Variable Fund Account is the total change in value of an investment in the Variable Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period, expressed as a percentage.

Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

PERFORMANCE COMPARISONS
-----------------------

We may compare a Variable Fund Account's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Variable Fund Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance. For more information, see the Statement of Additional Information.

VARIABLE FUND ACCOUNT PERFORMANCE
---------------------------------

The investment performance information for each Variable Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Fund Account for the periods indicated. The average annual total return figures are computed by using a formula required by the SEC. Table II below shows the cumulative total returns of each Variable Fund Account for the periods indicated.


                               VA Contract -- 39

     TABLE I STANDARD PERFORMANCE - AVERAGE ANNUAL TOTAL RETURNS
     (for the period ended December 31, 2002)

-----------------------------------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                     FOR PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       DATE OF
VARIABLE FUND ACCOUNT                          1-YEAR        3-YEAR         5-YEAR        INCEPTION    INCEPTION
-----------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                    -22.15%        -9.22%         -2.03%         -2.03       02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                    -31.31        -24.07           0.11           2.96       05/01/97
-----------------------------------------------------------------------------------------------------------------
USAA Life World Growth                         -16.06        -15.01          -2.49           4.55       02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                   -12.10          0.68           3.44           8.84       02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Income                                 7.05          8.79           5.57           6.96       02/06/95
-----------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio           -15.02           -              -           -12.93       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                -22.82        -15.36            -            -4.75       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio               -15.42           -              -           -10.01       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio        -24.72         -8.58            -            -4.58       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio               -18.02        -18.59            -            -7.09       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                                   -              -             7.23       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                              -              -            -0.40       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                  0.86          3.17           3.60           3.80       02/06/95
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio           -10.17           -              -            -8.96       05/01/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio           -17.71           -             -            -14.09       05/01/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio                          -7.90           -             -            -13.84       05/01/01
-----------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio          -29.77        -20.50          -3.80           6.50       02/06/95
-----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio, Class O
Shares                                         -33.54        -21.07          -0.84           7.31       02/06/95
-----------------------------------------------------------------------------------------------------------------

                               VA Contract -- 40

     TABLE II CUMULATIVE TOTAL RETURNS
     (for the period ended December 31, 2002)

-----------------------------------------------------------------------------------------------------------------
                                                          CUMULATIVE TOTAL RETURNS
                                                     FOR PERIOD ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------
                                                                                            SINCE       DATE OF
VARIABLE FUND ACCOUNT                          1-YEAR        3-YEAR         5-YEAR        INCEPTION    INCEPTION
-----------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                    -22.15%       -25.20%         -9.74%         73.84%      02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                    -31.31        -56.22           0.57          18.02       05/01/97
-----------------------------------------------------------------------------------------------------------------
USAA Life World Growth                         -16.06        -38.60         -11.84          42.13       02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                   -12.10          2.04          18.41          95.31       02/06/95
-----------------------------------------------------------------------------------------------------------------
USAA Life Income                                 7.05         28.77          31.14          70.23       02/06/95
-----------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio           -15.02           -              -           -20.66       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                -22.82        -39.36            -           -20.34       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio               -15.42           -              -           -16.16       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio        -24.72        -23.61            -           -19.67       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio               -18.02        -46.04            -           -29.07       05/01/98
-----------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                     -             -              -            12.38       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                -             -              -            -0.67       05/01/01
-----------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                  0.86          9.82          19.32          34.31       02/06/95
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio           -10.17           -              -           -14.53       05/01/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio           -17.71           -              -           -22.42       05/01/01
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio                          -7.90           -              -           -22.04       05/01/01
-----------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio          -29.77        -49.76         -17.59          64.50       02/06/95
-----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio, Class O
Shares                                         -33.54        -50.82          -4.14          74.61       02/06/95
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

                               VA Contract -- 41

EFFECT OF TAX-DEFERRED ACCUMULATIONS
------------------------------------

Unlike taxable investments, variable annuities, such as the Contract, enable you to defer paying federal income taxes on any earnings on your premium payments until you withdraw them. The chart below shows how investing on a tax-deferred basis can increase the accumulation power of savings over time. The more taxes saved and reinvested, the more money you are able to accumulate over the years.

[CHART OF TAX-DEFERRED GROWTH CHART]

10 YEARS                           $  73,518                                              $  86,613
TAXABLE INVESTMENT (BEFORE TAXES)  $  72,358           TAX-DEFERRED VARIABLE ANNUITY      $  69,629

20 YEARS                           $ 178,307                                              $ 251,018
TAXABLE INVESTMENT (BEFORE TAXES)  $ 175,365           TAX-DEFERRED VARIABLE ANNUITY      $ 173,662

30 YEARS                           $ 432,255                                              $ 728,456
TAXABLE INVESTMENT (BEFORE TAXES)  $ 425,107           TAX-DEFERRED VARIABLE ANNUITY      $ 458,852


THIS HYPOTHETICAL ILLUSTRATION ASSUMES A 12% RATE OF RETURN FOR BOTH THE VARIABLE ANNUITY AND TAXABLE INVESTMENT BUT SHOULD NOT BE CONSIDERED AN INDICATION OF USAA LIFE PRODUCT PERFORMANCE NOR A GUARANTEE OF FUTURE RESULTS. WE'VE ASSUMED A 12% RATE OF RETURN, A REASONABLE ASSUMPTION GIVEN THE AVERAGE ANNUAL RATE OF RETURN FOR THE S&P 500 (A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES) WAS OVER 12.16% FROM INCEPTION THROUGH DECEMBER 31, 2002. THE DOTTED LINES REPRESENT THE LUMP-SUM WITHDRAWAL REMAINING AFTER PAYMENT OF APPLICABLE FEDERAL TAXES.


VARIABLE ANNUITY CALCULATIONS INCLUDE THE DEDUCTION OF USAA LIFE'S INSURANCE CONTRACT CHARGES WHICH INCLUDE: 0.75% OF THE AVERAGE NET ASSETS OF EACH VARIABLE FUND ACCOUNT FOR THE MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATIVE EXPENSE CHARGE, AND A $30 ANNUAL MAINTENANCE CHARGE. A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE THE AGE OF 59 1/2. MONIES NOT PREVIOUSLY TAXED ARE TAXED AS INCOME WHEN WITHDRAWN. THE VARIABLE ANNUITY LUMP-SUM WITHDRAWAL REFLECTS THE AMOUNT REMAINING AFTER PAYMENT OF INCOME TAXES. TAX RATES ARE BASED ON A MARRIED COUPLE FILING JOINTLY. THE LUMP-SUM WITHDRAWAL AT 10 YEARS REFLECTS TAXATION AT A RATE OF 30%, 20 YEARS AT 35% AND 30 YEARS AT 38.6%. AN ANNUITY IS DESIGNED TO PROVIDE A SERIES OF INCOME PAYOUTS. A
LUMP-SUM WITHDRAWAL IS THE LEAST TAX-EFFICIENT PAYOUT METHOD AND IS NOT RECOMMENDED.

THE TAXABLE INVESTMENT CALCULATION ASSUMES INVESTORS HAVE A 5-YEAR HOLDING PERIOD ON TAXABLE INVESTMENTS AND EXCHANGE 20% OF THEIR HOLDINGS ANNUALLY. THE TAXABLE INVESTMENT LUMP SUM REFLECTS THE AMOUNT REMAINING AFTER THE PAYMENT OF TAXES. THE DISTRIBUTION OF ANNUAL GAINS ON THE TAXABLE INVESTMENT ARE ASSUMED TO BE 51% DIVIDEND INCOME AND SHORT-TERM GAINS, 21% LONG-TERM GAINS AND 28% UNREALIZED GAINS. THESE ASSUMPTIONS ARE BASED ON THE AVERAGE DISTRIBUTION OF CAPITAL GAINS FOR NO-LOAD BALANCED FUNDS AS OUTLINED IN A 1999 PRICEWATERHOUSECOOPERS STUDY. DIVIDEND INCOME AND SHORT-TERM CAPITAL GAINS ARE TAXED AT A 30% RATE AND LONG-TERM CAPITAL GAINS, WITHDRAWALS AND EXCHANGES ARE TAXED AT AN 18% RATE.


                               VA Contract -- 42

EFFECT OF SYSTEMATIC TAX-DEFERRED PAYMENTS
------------------------------------------

The tax advantages afforded to a variable annuity can have a powerful impact on how much you are able to save for retirement which translates into how much additional retirement income you will receive when the money is withdrawn years later.

With a variable annuity, earnings aren't taxed until withdrawn, in other words, they're tax deferred. They stay in your retirement plan where they go to work for you. Over time, tax deferral combines with the benefits of compounding to provide added growth potential. The more taxes saved and reinvested, the more money you are able to accumulate over the years. The chart below shows how investing on a tax deferred basis can impact the amount you are able to save for retirement during the accumulation stage as well as the length of time you receive income during the payout stage.

In this example, we compare a variable annuity with a taxable investment. We assume you are in a 30% tax bracket and that you begin saving for retirement with an initial investment of $30,000. If your money earns a 12% rate of return each year, after 20 years a variable annuity would be worth $72,711 more than the taxable investment.

Now consider how the variable annuity compares to a taxable investment when equal systematic withdrawals are taken from each account annually. A person receiving $32,000 a year from the variable annuity would received $448,000 in withdrawals over 20 years after paying taxes whereas a person receiving $32,000 a year from the taxable investment would receive only $258,067 in after-tax payments over only 9 years. In other words, the variable annuity would provide income for 11 years longer than the taxable investment and pay out $189,933 more after taxes. Unlike a taxable investment, with an annuity, your money continues to work for you on a tax-deferred basis even as you take withdrawals. However, keep in mind that the tax treatment of annuity payments using an annuitization payout option or a lump sum withdrawal would differ from the tax treatment of the systematic withdrawals shown. An annuity is designed to provide a stream of income during retirement. Taking a lump-sum withdrawal is the least tax-efficient payout method and is not recommended in most circumstances.

Because retirees are living longer, healthier, more active lives, it's more important than ever to select a plan that will ensure you receive enough retirement income to last a lifetime. Ideally, you may want to annuitize your Contract and select a payout that guarantees income for life.

[CHART]
Initial contributions of $30,000

Accumulated Value Year 20
Variable Annuity -- $251,018
Taxable Investment -- $178,307

Withdrawals of $32,000 are made annually beginning in the 21st year

Year 29 Taxable Investment -- 0
Total received over 9 years
after paying taxes is $258,067

Year 40 Variable Annuity -- 0
Total received over 20 Years
after paying taxes is $448,000

_____  Variable Annuity - Earnings are    .....  Taxable Investment - Earinings
       tax deferred. As withdrawals              are not tax deferred. Dividends
       are made, monies not                      and short-term gains are taxed
       previously taxed are taxed at a           at 30%. Long-term capital gains
       30% income tax rate.                      are taxed at 18%.
[END CHART]

THIS HYPOTHETICAL ILLUSTRATION ASSUMES A 12% RATE OF RETURN AND SHOULD NOT BE CONSIDERED AN INDICATION OF USAA PRODUCT PERFORMANCE.

VARIABLE ANNUITY CALCULATIONS INCLUDE THE DEDUCTION OF USAA LIFE'S INSURANCE CONTRACT CHARGES WHICH ARE OUTLINED IN THIS PROSPECTUS. UNDER CURRENT TAX RULES, EARNINGS ARE WITHDRAWN FROM ANNUITIES FIRST UNTIL ALL EARNINGS HAVE BEEN WITHDRAWN. AN ADDITIONAL 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE FROM THE ANNUITY BEFORE THE AGE OF 59 1/2. THE TAXABLE INVESTMENT CALCULATION ASSUMES INVESTMENTS ARE HELD FOR 5 YEARS WITH NET EARNINGS FROM THE ROLLOVER OF INVESTMENTS TAXED AT THE LONG-TERM CAPITAL GAINS TAX RATE OF 18%. THE DISTRIBUTION OF ANNUAL GAINS ON THE TAXABLE INVESTMENT ARE ASSUMED TO BE 51% DIVIDEND INCOME AND SHORT-TERM GAINS, 21% LONG-TERM CAPITAL GAINS AND 28% UNREALIZED CAPITAL GAINS.


                               VA Contract -- 43

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION:
  GENERAL INFORMATION
  DISTRIBUTOR
  SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT
  REGULATION AND RESERVES
  SERVICES
  TAX-SHELTERED ANNUITY LOANS
  INDEPENDENT AUDITORS
  CALCULATION OF ACCUMULATION UNIT VALUES
  CALCULATION OF PERFORMANCE INFORMATION
      MONEY MARKET VARIABLE FUND ACCOUNT
      OTHER VARIABLE FUND ACCOUNTS
  ANNUITY PAYMENTS
      GENDER OF ANNUITANT
      MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
      ANNUITY UNIT VALUE
  FINANCIAL STATEMENTS

FOR A COPY CALL 1-800-531-2923 OR WRITE US AT:

USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288


                               VA Contract -- 44

[LOGO OF USAA](R)

                       STATEMENT OF ADDITIONAL INFORMATION

                                VARIABLE ANNUITY

                      FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT


                                   MAY 1, 2003


OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288


This Statement of Additional Information ("Statement") is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2003 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                               PAGE
GENERAL INFORMATION...........................................................  2
DISTRIBUTOR...................................................................  2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT ............................  2
REGULATION AND RESERVES ......................................................  2
SERVICES .....................................................................  3
TAX SHELTERED ANNUITY LOANS ..................................................  3
INDEPENDENT AUDITORS..........................................................  3
CALCULATION OF ACCUMULATION UNIT VALUES ......................................  3
CALCULATION OF PERFORMANCE INFORMATION........................................  4
        Vanguard Money Market Portfolio Variable Fund Account ................  4
        Other Variable Fund Accounts .........................................  4
ANNUITY PAYMENTS .............................................................  5
        Gender of Annuitant...................................................  5
        Misstatement of Age or Sex and Other Errors ..........................  5
        Annuity Unit Value ...................................................  6
FINANCIAL STATEMENTS..........................................................  7

                                   VA SAI -- 1

                               GENERAL INFORMATION

     USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA group of companies (a large diversified financial services organization).

                                   DISTRIBUTOR

     The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

                SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

     All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

     USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

     Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.


                                   VA SAI -- 2

                                    SERVICES

     USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                           TAX SHELTERED ANNUITY LOANS

     Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.

                              INDEPENDENT AUDITORS


     The audited financial statements and financial highlights of the Separate Account as of December 31, 2002, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, are included in this Statement. The information has been audited by KPMG LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205.


                     CALCULATION OF ACCUMULATION UNIT VALUES

     Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account ("Vanguard Money Market Portfolio"), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

     (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
     (2)  is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR
---------------------

     The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

     The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)  Is the net result of:

     (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

     (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;


                                   VA SAI -- 3

     (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                      CALCULATION OF PERFORMANCE INFORMATION


     From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $34,587 as of December 31, 2002, and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.


VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------

     YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

     The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


For the 7-day period ended December 31, 2002, the current yield of the Vanguard Money Market Portfolio Fund Account was .49%.


OTHER VARIABLE FUND ACCOUNTS
----------------------------

     Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1, 5, and 10 year periods or, if less, the period from the Variable Fund Account's inception of operation.

     AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:


                                   VA SAI -- 4

                               P (1 + T)(n) = ERV

Where:
  P =   A hypothetical initial premium payment of $1,000.
  T =   Average annual total return.
  n =   Number of years.
  ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

     Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

     CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P)-1
Where:
  P =   A hypothetical initial payment of $1,000.
  C =   Cumulative total return.
  ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

     30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                             YIELD =2 [(a-b+1)6-1]
                                     [(cd)]
Where:
  a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
  b =  Expenses accrued for the period.
  c = The average daily number of Accumulation Units outstanding during the period.
  d = The maximum offering price per Accumulation Unit on the last day of the period.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.


                                   VA SAI -- 5

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

     If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ANNUITY UNIT VALUE
------------------

     Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.  Annuity Unit Value, beginning of period .......................    $ .980000

2.  Assume Net Investment Factor for period equal to...............     1.001046

3.  Daily adjustment for 3.0% Assumed Investment Rate..............      .999919

4.  (2) x (3)......................................................     1.000965

5.  Annuity Unit Value, end of period..............................    $ .980946
    (1) x (4)

Illustration of Annuity Payments
--------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.  Number of Accumulation Units at Annuity Date...................    10,000.00

2.  Assume Accumulation Unit Value (as of the end of the Valuation
    Period immediately prior to the 10th day before the first
    monthly payment) equal to......................................     1.800000

3.  Contract Value (1) x (2).......................................    18,000.00

4.  First monthly annuity payment per $1,000 of Contract Value.....   $     5.48

5.  First monthly annuity payment (3) x (4) /$ 1,000...............   $    98.64

6.  Annuity Unit Value (as of the end of the Valuation Period
    immediately prior to the 10th day before the first
    month payment) ................................................   $  .980000

7.  Number of Annuity Units (5) / (6)..............................      100.653

8.  Assume Annuity Unit Value for second month equal to ...........   $  .997000

9.  Second monthly annuity payment (7) x (8) ......................   $   100.35

10. Assume annuity unit value for third month equal to.............   $  .953000


                                   VA SAI -- 6

11. Third monthly annuity payment (7) x (10) ......................   $    95.92

                              FINANCIAL STATEMENTS

     The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.

                                   VA SAI -- 7

                     INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS OF USAA LIFE INSURANCE COMPANY AND CONTRACTOWNERS OF THE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY:

We have audited the accompanying statements of assets and liabilities as of December 31, 2002, the related statements of operations, statements of changes in net assets, and financial highlights presented in note 6 for each of the years or periods presented, for the 18 variable fund accounts available within the Separate Account of USAA Life Insurance Company: USAA Life Growth and Income, USAA Life Aggressive Growth, USAA Life World Growth, USAA Life Diversified Assets, USAA Life Income, Vanguard Diversified Value Portfolio, Vanguard Equity Index Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard International Portfolio, Vanguard REIT Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Money Market Portfolio, Fidelity VIP II Contrafund(R) Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Dynamic Cap Appreciation Portfolio, Scudder Capital Growth Portfolio, and Alger American Growth Portfolio. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002 were verified by confirmation with the investment custodian of the underlying portfolios of the USAA Life Investment Trust or through confirmation with the transfer agents of the other portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts available within the Separate Account of USAA Life Insurance Company as of December 31, 2002, and the results of their operations, the changes in their net assets, and financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

                               KPMG LLP

San Antonio, Texas
January 31, 2003

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                     STATEMENTS OF ASSETS AND LIABILITIES
                             DECEMBER 31, 2002
                     (In Thousands, Except Per Unit Data)

                         FUND ACCOUNTS INVESTING IN:
--------------------------------------------------------------------------------

                                                                                               VVIF
                     USAA LIFE     USAA LIFE     USAA LIFE      USAA LIFE                  DIVERSIFIED   VVIF EQUITY   VVIF MID-CAP
                     GROWTH AND    AGGRESSIVE   WORLD GROWTH   DIVERSIFIED    USAA LIFE       VALUE         INDEX         INDEX
                    INCOME FUND   GROWTH FUND      FUND        ASSETS FUND   INCOME FUND    PORTFOLIO     PORTFOLIO     PORTFOLIO
                    -----------   -----------   ------------   -----------   -----------   -----------   -----------   ------------
ASSETS:
  Investments at
     market value    $   47,797    $   15,037    $   13,121     $   38,415    $   25,946    $   2,290     $  20,742      $   5,104
                     ----------    ----------    ----------     ----------    ----------    ---------     ---------      ---------
  Net assets         $   47,797    $   15,037    $   13,121     $   38,415    $   25,946    $   2,290     $  20,742      $   5,104
                     ==========    ==========    ==========     ==========    ==========    =========     =========      =========
Net assets:
  Accumulation
     reserves        $   47,777    $   15,037    $   13,088     $   38,366    $   25,865    $   2,290     $  20,742      $   5,104
  Annuity reserves           20             -            33             49            81            -             -              -
                     ----------    ----------    ----------     ----------    ----------    ---------     ---------      ---------
  Net assets         $   47,797    $   15,037    $   13,121     $   38,415    $   25,946    $   2,290     $  20,742      $   5,104
                     ==========    ==========    ==========     ==========    ==========    =========     =========      =========

  Units outstanding
     (accumulation)       2,738         1,270           917          1,956         1,511          288         2,594            608
                     ==========    ==========    ==========     ==========    ==========    =========     =========      =========
     (annuity)                1             -             2              3             5            -             -              -
                     ==========    ==========    ==========     ==========    ==========    =========     =========      =========
  Unit value
     (accumulation)  $17.449936    $11.836938    $14.273481     $19.611603    $17.110216    $7.947514     $7.995176      $8.397224
                     ==========    ==========    ==========     ==========    ==========    =========     =========      =========

                   VVIF SMALL                                                               FVIP
                    COMPANY        VVIF          VVIF REIT    VVIF HIGH    VVIF MONEY   CONTRAFUND(R)
                    GROWTH     INTERNATIONAL      INDEX       YIELD BOND     MARKET       PORTFOLIO,
                   PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO   INITIAL CLASS
                   ----------  -------------    -----------   -----------  -----------  -------------
ASSETS:
  Investments at
     market value   $   5,239    $   3,611      $    6,819     $   1,392    $  23,452     $   2,088
                    ---------    ---------      ----------     ---------    ---------     ---------
  Net assets        $   5,239    $   3,611      $    6,819     $   1,392    $  23,452     $   2,088
                    =========    =========      ==========     =========    =========     =========
Net assets:
  Accumulation
     reserves       $   5,239    $   3,611      $    6,819     $   1,392    $  23,452     $   2,088
  Annuity reserves          -            -               -             -            -             -
                    ---------    ---------      ----------     ---------    ---------     ---------
  Net assets        $   5,239    $   3,611      $    6,819     $   1,392    $  23,452     $   2,088
                    =========    =========      ==========     =========    =========     =========
  Units outstanding
     (accumulation)       650          507             606           140       17,359           244
                    =========    =========      ==========     =========    =========     =========

     (annuity)              -            -               -             -            -             -
                    =========    =========      ==========     =========    =========     =========
  Unit value
     (accumulation) $8.065415    $7.120925      $11.252063     $9.946870    $1.350997     $8.561012
                    =========    =========      ==========     =========    =========     =========

                                    FVIP DYNAMIC    SVS I CAPITAL
                   FVIP EQUITY-         CAP           GROWTH           ALGER
                      INCOME        APPRECIATION     PORTFOLIO,      AMERICAN
                     PORTFOLIO,       PORTFOLIO,      CLASS A         GROWTH
                   INITIAL CLASS    INITIAL CLASS      SHARES        PORTFOLIO       TOTAL
                   -------------    -------------   -------------    ----------     ---------
ASSETS:
  Investments at
     market value    $   1,170        $     499      $    25,077     $   40,713     $ 278,512
                     ---------        ---------      -----------     ----------     ---------
  Net assets         $   1,170        $     499      $    25,077     $   40,713     $ 278,512
                     =========        =========      ===========     ==========     =========
Net assets:
  Accumulation
     reserves        $   1,170        $     499      $    25,077     $   40,634     $ 278,250
  Annuity reserves           -                -                -             79           262
                     ---------        ---------      -----------     ----------     ---------
  Net assets         $   1,170        $     499      $    25,077     $   40,713     $ 278,512
                     =========        =========      ===========     ==========     =========
  Units outstanding
     (accumulation)        151               64            1,519          2,319
                     =========        =========      ===========     ==========

     (annuity)               -                -                -              5
                     =========        =========      ===========     ==========
  Unit value
     (accumulation)  $7.771493        $7.809482      $ 16.508497     $17.520609
                     =========        =========      ===========     ==========

See accompanying Notes to Financial Statements.

               SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    YEAR OR PERIOD ENDED DECEMBER 31, 2002
                               (In Thousands)

                          FUND ACCOUNTS INVESTING IN:
-------------------------------------------------------------------------------

                                               USAA LIFE         USAA LIFE        USAA LIFE         USAA LIFE
                                               GROWTH AND       AGGRESSIVE       WORLD GROWTH      DIVERSIFIED      USAA LIFE
                                              INCOME FUND       GROWTH FUND          FUND          ASSETS FUND     INCOME FUND
                                             --------------   ---------------  ----------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS):
   Income
     Dividends from investments                 $       952      $         -      $        148     $     1,235      $     1,206
                                                -----------      -----------      ------------     -----------      -----------
   Expenses
     Mortality and expense risk charge                  379              125                97             277              148
     Administrative charge                               58               19                15              43               23
                                                -----------      -----------      ------------     -----------      -----------
       Total expenses                                   437              144               112             320              171
                                                -----------      -----------      ------------     -----------      -----------
         Net investment income (loss)                   515             (144)               36             915            1,035
                                                -----------      -----------      ------------     -----------      -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sale of
      investments                                    (2,426)          (3,946)             (646)         (3,017)             (97)
   Capital gains distributions                        1,704                -                 -           2,338                -
                                                -----------      -----------      ------------     -----------      -----------
         Net realized loss                             (722)          (3,946)             (646)           (679)             (97)
   Change in net unrealized appreciation/
      depreciation                                  (14,951)          (3,345)           (2,034)         (6,214)             649
                                                -----------      -----------      ------------     -----------      -----------
         Net realized and unrealized
            gain (loss) on investments              (15,673)          (7,291)           (2,680)         (6,893)             552
                                                -----------      -----------      ------------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $   (15,158)     $    (7,435)     $     (2,644)    $    (5,978)     $     1,587
                                                ===========      ===========      ============     ===========      ===========

                                                                                                  VVIF SMALL
                                              VVIF                                                  COMPANY        VVIF
                                          DIVERSIFIED       VVIF EQUITY       VVIF MID-CAP          GROWTH     INTERNATIONAL
                                        VALUE PORTFOLIO   INDEX PORTFOLIO    INDEX PORTFOLIO       PORTFOLIO     PORTFOLIO
                                       ----------------   ---------------    ---------------      -----------  -------------
NET INVESTMENT INCOME (LOSS):
   Income
     Dividends from investments          $         47       $        404       $         27        $      43     $       93
                                         ------------       ------------       ------------        ---------     ----------
   Expenses
     Mortality and expense risk charge             17                154                 29               37             25
     Administrative charge                          3                 24                  4                6              4
                                         ------------       ------------       ------------        ---------     ----------
       Total expenses                              20                178                 33               43             29
                                         ------------       ------------       ------------        ---------     ----------
         Net investment income (loss)              27                226                 (6)               -             64
                                         ------------       ------------       ------------        ---------     ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sale of
      investments                                (379)            (2,169)              (230)            (324)          (232)
   Capital gains distributions                      -              1,538                181              188            135
                                         ------------       ------------       ------------        ---------     ----------
         Net realized loss                       (379)              (631)               (49)            (136)           (97)
   Change in net unrealized
      appreciation/depreciation                  (128)            (5,909)            (1,031)          (1,722)          (759)
                                         ------------       ------------       ------------        ---------     ----------
         Net realized and unrealized
            gain (loss) on investments           (507)            (6,540)            (1,080)          (1,858)          (856)
                                         ------------       ------------       ------------        ---------     ----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $       (480)      $     (6,314)      $     (1,086)       $  (1,858)    $     (792)
                                         ============       ============       ============        =========     ==========

                                                                VVIF HIGH
                                             VVIF REIT          YIELD BOND
                                          INDEX PORTFOLIO       PORTFOLIO
                                          ----------------     -----------
NET INVESTMENT INCOME (LOSS):
   Income
     Dividends from investments              $        104        $     54
                                             ------------        --------
   Expenses
     Mortality and expense risk charge                 32               7
     Administrative charge                              5               1
                                             ------------        --------
       Total expenses                                  37               8
                                             ------------        --------
         Net investment income (loss)                  67              46
                                             ------------        --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sale of
      investments                                    (105)            (45)
   Capital gains distributions                         35               -
                                             ------------        --------
         Net realized loss                            (70)            (45)
   Change in net unrealized
      appreciation/depreciation                      (174)             12
                                             ------------        --------
         Net realized and unrealized
            gain (loss) on investments               (244)            (33)
                                             ------------        --------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $       (177)       $     13
                                             ============        ========

                                                                                                FVIP DYNAMIC     SVS I CAPITAL
                                                                 FVIP          FVIP EQUITY-         CAP             GROWTH
                                               VVIF MONEY    CONTRAFUND(R)       INCOME         APPRECIATION       PORTFOLIO,
                                                 MARKET        PORTFOLIO,       PORTFOLIO,        PORTFOLIO,        CLASS A
                                                PORTFOLIO    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        SHARES
                                              ------------  ---------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS):
   Income
     Dividends from investments                 $     424     $          6     $         18     $           1      $       113
                                                ---------     ------------     ------------     -------------      -----------
   Expenses
     Mortality and expense risk charge                159               10                7                 3              215
     Administrative charge                             24                1                1                 -               33
                                                ---------     ------------     ------------     -------------      -----------
       Total expenses                                 183               11                8                 3              248
                                                ---------     ------------     ------------     -------------      -----------
         Net investment income (loss)                 241               (5)              10                (2)            (135)
                                                ---------     ------------     ------------     -------------      -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sale of
      investments                                       -              (28)            (119)              (33)          (4,568)
   Capital gains distributions                          -                -               25                 -                -
                                                ---------     ------------     ------------     -------------      -----------
         Net realized loss                              -              (28)             (94)              (33)          (4,568)
   Change in net unrealized appreciation/
      depreciation                                      -             (137)            (175)               (8)          (7,364)
                                                ---------     ------------     ------------     -------------      -----------
         Net realized and unrealized
            loss on investments                         -             (165)            (269)              (41)         (11,932)
                                                ---------     ------------     ------------     -------------      -----------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $     241     $       (170)    $       (259)    $         (43)     $   (12,067)
                                                =========     ============     ============     =============      ===========

                                                 ALGER
                                               AMERICAN
                                                GROWTH
                                               PORTFOLIO
                                             -------------
NET INVESTMENT INCOME (LOSS):
   Income                                    $         22
                                             ------------

     Dividends from investments                       352
   Expenses
     Mortality and expense risk charge                 54
                                             ------------
     Administrative charge                            406
                                             ------------
       Total expenses                                (384)
                                             ------------

         Net investment income (loss)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on sale of
      investments                                  (5,296)
   Capital gains distributions                          -
                                             ------------
         Net realized loss                         (5,296)

   Change in net unrealized appreciation/
      depreciation                                (16,866)
                                             ------------
         Net realized and unrealized
            loss on investments                   (22,162)
                                             ------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                 (22,546)
                                             ============

See accompanying Notes to Financial Statements.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                 YEARS OR PERIODS ENDED DECEMBER 31, 2002, 2001
                                 (In Thousands)

                          FUND ACCOUNTS INVESTING IN:
-------------------------------------------------------------------------------

                                      USAA LIFE GROWTH      USAA LIFE AGGRESSIVE     USAA LIFE WORLD     USAA LIFE DIVERSIFIED
                                       AND INCOME FUND          GROWTH FUND            GROWTH FUND            ASSETS FUND
                                    --------------------   ----------------------   ------------------   ----------------------
                                       2002       2001        2002         2001       2002      2001        2002         2001
                                    --------------------   ----------------------   ------------------   ----------------------
FROM OPERATIONS:
   Net investment income (loss)     $     515   $    519   $    (144)    $   (208)  $     36  $     64   $      915    $    992
   Net realized gain (loss)              (722)     4,767      (3,946)        (250)      (646)     (393)        (679)      2,852
   Change in net unrealized
      appreciation/depreciation       (14,951)   (10,489)     (3,345)      (8,404)    (2,034)   (3,753)      (6,214)        522
                                    --------------------   ----------------------   ------------------   ----------------------
     Increase (decrease) in
        net assets resulting from
        operations                    (15,158)    (5,203)     (7,435)      (8,862)    (2,644)   (4,082)      (5,978)      4,366
                                    --------------------   ----------------------   ------------------   ----------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in           1,719      4,381       1,700        4,178        418       429        9,113       6,349
   Contract maintenance charges           (56)       (59)        (23)         (27)       (14)      (16)         (32)        (27)
   Other redemptions                   (8,644)    (6,533)     (4,042)      (7,545)    (1,820)   (2,822)      (7,027)     (1,768)
   Adjustments to annuity reserves          -          -           -            -          -         -            -           -
                                    --------------------   ----------------------   ------------------   ----------------------
     Increase (decrease) in
        net assets from contract
        transactions                   (6,981)    (2,211)     (2,365)      (3,394)    (1,416)   (2,409)       2,054       4,554
                                    --------------------   ----------------------   ------------------   ----------------------
          Net increase (decrease)
             in net assets            (22,139)    (7,414)     (9,800)     (12,256)    (4,060)   (6,491)      (3,924)      8,920
NET ASSETS:
   Beginning of period                 69,936     77,350      24,837       37,093     17,181    23,672       42,339      33,419
                                    --------------------   ----------------------   ------------------   ----------------------
   End of period                    $  47,797   $ 69,936   $  15,037     $ 24,837   $ 13,121  $ 17,181   $   38,415    $ 42,339
                                    ====================   ======================   ==================   ======================
UNITS ISSUED AND REDEEMED
   Beginning balance                    3,123      3,226       1,443        1,637      1,011     1,146        1,899       1,687
   Units issued                           200        326         177          320         47        55          526         371
   Units redeemed                        (584)      (429)       (350)        (514)      (139)     (190)        (466)       (159)
                                    --------------------   ----------------------   ------------------   ----------------------
   Ending balance                       2,739      3,123       1,270        1,443        919     1,011        1,959       1,899
                                    ====================   ======================   ==================   ======================

                                              USAA LIFE INCOME    *VVIF DIVERSIFIED     **VVIF EQUITY-INDEX
                                                    FUND           VALUE PORTFOLIO           PORTFOLIO
                                             ------------------  -------------------    --------------------
                                                2002      2001     2002       2001         2002        2001
                                             ------------------  -------------------    --------------------
FROM OPERATIONS:
   Net investment income (loss)              $  1,035   $   741  $    27    $     (8)   $      226   $  (208)
   Net realized gain (loss)                       (97)     (100)    (379)         (4)         (631)   (1,747)
   Change in net unrealized
      appreciation/depreciation                   649       303     (128)       (127)       (5,909)   (1,899)
                                             ------------------  -------------------    --------------------
     Increase (decrease) in
        net assets resulting from
        operations                              1,587       944     (480)       (139)       (6,314)   (3,854)
                                             ------------------  -------------------    --------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in                   7,006    11,728    1,896       2,854         5,387     6,821
   Contract maintenance charges                   (16)      (11)      (1)          -           (18)      (17)
   Other redemptions                           (5,598)   (2,962)  (1,657)       (183)       (6,224)   (4,627)
   Adjustments to annuity reserves                  -         -        -           -             -         -
                                             ------------------  -------------------    --------------------
     Increase (decrease) in net assets
        from contract transactions              1,392     8,755      238       2,671          (855)    2,177
                                             ------------------  -------------------    --------------------
          Net increase (decrease)
             in net assets                      2,979     9,699     (242)      2,532        (7,169)   (1,677)

NET ASSETS:
   Beginning of period                         22,967    13,268    2,532           -        27,911    29,588
                                             ------------------  -------------------    --------------------
   End of period                             $ 25,946   $22,967  $ 2,290    $  2,532    $   20,742   $27,911
                                             ==================  ===================    ====================
UNITS ISSUED AND REDEEMED
   Beginning balanc                             1,438       884      271           -         2,699     2,498
   Units issued                                   541       826      239         292           744       738
   Units redeemed                                (463)     (272)    (222)        (21)         (849)     (537)
                                             ------------------  -------------------    --------------------
   Ending balance                               1,516     1,438      288         271         2,594     2,699
                                             ==================  ===================    ====================

                                                                **VVIF SMALL
                                         *VVIF MID-CAP INDEX   COMPANY GROWTH     **VVIF INTERNATIONAL
                                              PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         -------------------   ---------------    --------------------
                                           2002        2001      2002    2001       2002        2001
                                         -------------------   ---------------    --------------------
FROM OPERATIONS:
   Net investment income (loss)          $    (6)    $    (6)  $     -  $  (33)   $     64     $   (26)
   Net realized gain (loss)                  (49)        (15)     (136)     99         (97)       (535)
   Change in net unrealized
      appreciation/depreciation           (1,031)         40    (1,722)    215        (759)       (235)
                                         -------------------   ---------------    --------------------
     Increase (decrease) in
        net assets resulting from
        operations                        (1,086)         19    (1,858)    281        (792)       (796)
                                         -------------------   ---------------    --------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in              5,642       2,259     3,412   1,420       1,005       3,462
   Contract maintenance charges               (2)          -        (4)     (2)         (3)         (3)
   Other redemptions                      (1,535)       (193)   (1,194) (1,232)       (701)       (929)
   Adjustments to annuity reserves             -           -         -       -           -           -
                                         -------------------   ---------------    --------------------
     Increase (decrease) in net assets
        from contract transactions         4,105       2,066     2,214     186         301       2,530
                                         -------------------   ---------------    --------------------
          Net increase (decrease)
             in net assets                 3,019       2,085       356     467        (491)      1,734

NET ASSETS:
   Beginning of period                     2,085           -     4,883   4,416       4,102       2,368
                                         -------------------   ---------------    --------------------
   End of period                         $ 5,104     $ 2,085   $ 5,239  $4,883    $  3,611     $ 4,102
                                         ===================   ===============    ====================
UNITS ISSUED AND REDEEMED
   Beginning balance                         210           -       456     440         473         218
   Units issued                              608         234       376     147         142         361
   Units redeemed                           (210)        (24)     (182)   (131)       (108)       (106)
                                         -------------------   ---------------    --------------------
   Ending balance                            608         210       650     456         507         473
                                         ===================   ===============    ====================

                                        **USAA LIFE           *VVIF REIT INDEX       *VVIF HIGH YIELD     **VVIF MONEY MARKET
                                     INTERNATIONAL FUND           PORTFOLIO           BOND PORTFOLIO            PORTFOLIO
                                    --------------------   ----------------------   ------------------   ----------------------
                                       2002     ***2001       2002         2001        2002     2001        2002         2001
                                    --------------------   ----------------------   ------------------   ----------------------
FROM OPERATIONS:
   Net investment income (loss)     $       -   $     (7)  $      67     $     (3)  $     46  $     (2)  $      241    $  1,074
   Net realized gain (loss)                 -       (262)        (70)           2        (45)       (2)           -           -
   Change in net unrealized
      appreciation/depreciation             -         97        (174)          45         12         1            -           -
                                    --------------------   ----------------------   ------------------   ----------------------
     Increase (decrease) in
        net assets resulting from
        operations                          -       (172)       (177)          44         13        (3)         241       1,074
                                    --------------------   ----------------------   ------------------   ----------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in               -        128       9,112        1,112      1,208       823       15,711      24,712
   Contract maintenance charges             -          -          (4)           -         (1)        -          (14)        (13)
   Other redemptions                        -     (2,899)     (3,233)         (35)      (535)     (113)     (25,126)    (19,174)
   Adjustments to annuity reserves          -          -           -            -          -         -            -           -
                                    --------------------   ----------------------   ------------------   ----------------------
     Increase (decrease) in net
        assets from contract
        transactions                        -     (2,771)      5,875        1,077        672       710       (9,429)      5,525
                                    --------------------   ----------------------   ------------------   ----------------------
          Net increase (decrease)
             in net assets                  -     (2,943)      5,698        1,121        685       707       (9,188)      6,599
NET ASSETS:
   Beginning of period                      -      2,943       1,121            -        707         -       32,640      26,041
                                    --------------------   ----------------------   ------------------   ----------------------
   End of period                    $       -   $      -   $   6,819     $  1,121   $  1,392  $    707   $   23,452    $ 32,640
                                    ====================   ======================   ==================   ======================
UNITS ISSUED AND REDEEMED
   Beginning balance                        -        248         102            -         72         -       24,394      20,126
   Units issued                             -         13         848          107        127        83       18,507      26,530
   Units redeemed                           -       (261)       (344)          (5)       (59)      (11)     (25,542)    (22,262)
                                    --------------------   ----------------------   ------------------   ----------------------
   Ending balance                           -          -         606          102        140        72       17,359      24,394
                                    ====================   ======================   ==================   ======================

                                                                                                        *FVIP DYNAMIC CAP
                                                  *FVIP CONTRAFUND(R)       *FVIP EQUITY-INCOME            APPRECIATION
                                               PORTFOLIO, INITIAL CLASS   PORTFOLIO, INITIAL CLASS   PORTFOLIO, INITIAL CLASS
                                              -------------------------   ------------------------   ------------------------
                                                  2002         2001          2002         2001          2002          2001
                                              -------------------------   ------------------------   ------------------------
FROM OPERATIONS:
   Net investment income (loss)               $      (5)   $         (2)  $     10     $        (3)  $      (2)    $       (1)
   Net realized gain (loss)                         (28)             (1)       (94)             (4)        (33)            (9)
   Change in net unrealized appreciation/
      depreciation                                 (137)              2       (175)            (11)         (8)            (9)
                                              -------------------------   ------------------------   ------------------------
     Increase (decrease) in net assets
        resulting from operations                  (170)             (1)      (259)            (18)        (43)           (19)
                                              -------------------------   ------------------------   ------------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in                     1,942             706      1,330             938         610            249
   Contract maintenance charges                      (1)              -         (1)              -           -              -
   Other redemptions                               (373)            (15)      (799)            (21)       (271)           (27)
   Adjustments to annuity reserves                    -               -          -               -           -              -
                                              -------------------------   ------------------------   ------------------------
     Increase (decrease) in net assets
        from contract transactions                1,568             691        530             917         339            222
                                              -------------------------   ------------------------   ------------------------
          Net increase (decrease)
            in net assets                         1,398             690        271             899         296            203

NET ASSETS:
   Beginning of period                              690               -        899               -         203              -
                                              -------------------------   ------------------------   ------------------------
   End of period                              $   2,088            $690   $  1,170     $       899   $     499     $      203
                                              =========================   ========================   ========================
UNITS ISSUED AND REDEEMED
   Beginning balance                                 73               -         95               -          24              -
   Units issued                                     219              76        151              98          78             28
   Units redeemed                                   (48)             (3)       (95)             (3)        (38)            (4)
                                              -------------------------   ------------------------   ------------------------
   Ending balance                                   244              73        151              95          64             24
                                              =========================   ========================   ========================

                                            SVS I CAPITAL GROWTH
                                             PORTFOLIO, CLASS A        ALGER AMERICAN
                                                   SHARES             GROWTH PORTFOLIO
                                           ----------------------   --------------------
                                              2002         2001        2002       2001
                                           ----------------------   --------------------
FROM OPERATIONS:
   Net investment income (loss)            $    (135)   $    (172)  $   (384)   $   (414)
   Net realized gain (loss)                   (4,568)       5,866     (5,296)     10,115
   Change in net unrealized appreciation/
      depreciation                            (7,364)     (17,758)   (16,866)    (21,308)
                                           ----------------------   --------------------
     Increase (decrease) in net assets
        resulting from operations            (12,067)     (12,064)   (22,546)    (11,607)
                                           ----------------------   --------------------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in                  1,212        2,739      1,840       3,696
   Contract maintenance charges                  (34)         (41)       (54)        (64)
   Other redemptions                          (7,127)      (8,633)   (10,347)    (12,437)
   Adjustments to annuity reserves                 -            -          -           -
                                           ----------------------   --------------------
     Increase (decrease) in net assets
        from contract transactions            (5,949)      (5,935)    (8,561)     (8,805)
                                           ----------------------   --------------------
          Net increase (decrease)
             in net assets                   (18,016)     (17,999)   (31,107)    (20,412)

NET ASSETS:
   Beginning of period                        43,093       61,092     71,820      92,232
                                           ----------------------   --------------------
   End of period                           $  25,077    $  43,093   $ 40,713    $ 71,820
                                           ======================   ====================

UNITS ISSUED AND REDEEMED
   Beginning balance                           1,835        2,082      2,726       3,064
   Units issued                                  117          185        178         246
   Units redeemed                               (433)        (432)      (580)       (584)
                                           ----------------------   --------------------
   Ending balance                              1,519        1,835      2,324       2,726
                                           ======================   ====================

See accompanying Notes to Financial Statements.
  * Variable fund accounts commenced operations May 1, 2001.
 ** See accompanying Notes to Financial Statements for information on
    May 1, 2001 fund substitution.
*** USAA Life International Fund reflects operations from 01/01/01 to 04/30/01.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

1) ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). Units of the Separate Account are sold only in connection with the Variable Annuity Contract. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USAA Life. The Separate Account cannot be charged with liabilities arising out of any other business of USAA Life.

The Separate Account is divided into 18 variable fund accounts which are invested in shares of a designated portfolio of the USAA Life Investment Trust, Vanguard(R) Variable Insurance Fund (VVIF), Fidelity(R) Variable Insurance Products (FVIP), Scudder Variable Series I (SVS I), or The Alger American Fund as follows:

Fund Account                                            Mutual Fund Investment
-----------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                             USAA Life Growth and Income Fund
USAA Life Aggressive Growth                             USAA Life Aggressive Growth Fund
USAA Life World Growth                                  USAA Life World Growth Fund
USAA Life Diversified Assets                            USAA Life Diversified Assets Fund
USAA Life Income                                        USAA Life Income Fund

Vanguard Diversified Value Portfolio                    VVIF Diversified Value Portfolio
Vanguard Equity Index Portfolio                         VVIF Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio                        VVIF Mid-Cap Index Portfolio
Vanguard Small Company Growth Portfolio                 VVIF Small Company Growth Portfolio
Vanguard International Portfolio                        VVIF International Portfolio
Vanguard REIT Index Portfolio                           VVIF REIT Index Portfolio
Vanguard High Yield Bond Portfolio                      VVIF High Yield Bond Portfolio
Vanguard Money Market Portfolio                         VVIF Money Market Portfolio

Fidelity VIP Contrafund(R) Portfolio                    FVIP Contrafund(R) Portfolio, Initial Class
Fidelity VIP Equity-Income Portfolio                    FVIP Equity-Income Portfolio, Initial Class
Fidelity VIP Dynamic Cap Appreciation Portfolio         FVIP Dynamic Cap Appreciation Portfolio, Initial
                                                        Class

Scudder Capital Growth Portfolio                        SVS I Capital Growth Portfolio, Class A shares

Alger American Growth Portfolio                         Alger American Growth Portfolio

On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements.

Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution. For the Vanguard International Portfolio fund account, which replaced two fund accounts, the accumulation unit value (AUV) of the Deutsche EAFE(R) Equity Index fund account was used as the starting AUV. The AUVs remained the same immediately before and after the substitution for the other fund substitutions.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, advisory and administrative fees of approximately $722,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .35% of the monthly average net assets of the USAA Life World Growth Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. Prior to November 1, 2002, the advisory fee for the USAA Life World Growth Fund was .20% of the Fund's monthly average net assets. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

4) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contract owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2002

5) INVESTMENTS

The following table shows the number of shares owned, aggregate cost and net asset value per share of each fund at December 31, 2002:

                                                        NUMBER OF        AGGREGATE        NET ASSET
                                                         SHARES            COST           VALUE PER
                                                          (000)            (000)            SHARE
                                                      -------------    -------------    -------------
USAA Life Growth and Income Fund                          3,711          $ 69,142          $ 12.88
USAA Life Aggressive Growth Fund                          1,372            32,548            10.96
USAA Life World Growth Fund                               1,428            20,993             9.19
USAA Life Diversified Assets Fund                         3,614            48,046            10.63
USAA Life Income Fund                                     2,407            24,915            10.78
Vanguard Diversified Value Portfolio                        255             2,545             8.98
Vanguard Equity Index Portfolio                             957            28,565            21.68
Vanguard Mid-Cap Index Portfolio                            481             6,094            10.60
Vanguard Small Company Growth Portfolio                     437             6,657            11.99
Vanguard International Portfolio                            373             4,895             9.67
Vanguard REIT Index Portfolio                               531             6,948            12.84
Vanguard High Yield Bond                                    169             1,378             8.21
Vanguard Money Market Portfolio                          23,452            23,452             1.00
Fidelity VIP Contrafund Portfolio                           115             2,223            18.10
Fidelity VIP Equity-Income Portfolio                         64             1,356            18.16
Fidelity VIP Dynamic Capital App. Portfolio                  88               516             5.66
Scudder VLIF Capital Growth Portfolio-Class A Shares      2,171            49,771            11.55
Alger American Growth Portfolio                           1,653            86,628            24.63

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               DECEMBER 31, 2002

6) FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each period is as follows:

                                                    USAA LIFE GROWTH AND INCOME FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002            2001         2000          1999        1998
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)           2,738          3,122         3,225        3,598        3,697
          Annuity units (000)                    1              1             1            1            1
          Accumulation unit value       $17.449936     $22.397368    $23.978970   $23.296591   $20.468785
          Net assets (000)              $   47,797     $   69,936    $   77,350   $   83,851   $   75,710
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%
Total return(g)                             -22.15%         -6.65%         2.86%       13.73%        6.02%

                                                    USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002            2001         2000          1999        1998
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)           1,270          1,443         1,637          789          317
          Annuity units (000)                    -              -             -            -            -
          Accumulation unit value       $11.836938     $17.214778    $22.654870   $26.991318   $13.993064
          Net assets (000)              $   15,037     $   24,837    $   37,093   $   21,297   $    4,442
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%
Total return(g)                             -31.31%        -24.07%       -16.11%       92.59%       19.16%

                                                       USAA LIFE WORLD GROWTH FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002            2001         2000          1999        1998
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)             917          1,009         1,144        1,003        1,066
          Annuity units (000)                    2              2             2            2            3
          Accumulation unit value       $14.273481     $16.988356    $20.654406   $23.209674   $17.860722
          Net assets (000)              $   13,121     $   17,181    $   23,672   $   23,335   $   19,096
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%
Total return(g)                             -16.06%        -17.81%       -11.07%       29.84%       10.50%

                                                   USAA LIFE DIVERSIFIED ASSETS FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002            2001         2000          1999        1998
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)           1,956          1,896         1,684        2,072        1,841
          Annuity units (000)                    3              3             3            3            3
          Accumulation unit value       $19.611603     $22.295041    $19.815589   $19.192009   $17.974654
          Net assets (000)              $   38,415     $   42,339    $   33,419   $   39,823   $   33,141
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%
Total return(g)                             -12.10%         12.44%         3.17%        6.67%        8.69%

                                                         USAA LIFE INCOME FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002            2001         2000          1999        1998
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)           1,511          1,433           879        1,208        1,280
          Annuity units (000)                    5              5             5            6            6
          Accumulation unit value       $17.110216     $15.969161    $15.007467   $13.262741   $14.089499
          Net assets (000)              $   25,946     $   22,967    $   13,268   $   16,099   $   18,119
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%
Total return(g)                               7.05%          6.32%        13.04%       -5.99%        8.19%

                                                VANGUARD DIVERSIFIED VALUE PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002           2001(b)
                                      --------------   ------------
At end of period:
          Accumulation units (000)             288            271
          Annuity units (000)                    -              -
          Accumulation unit value       $ 7.947514     $ 9.336800
          Net assets (000)              $    2,290     $    2,532
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%(e)
Total return(g)                             -15.02%         -6.70%(f)

                                                  VANGUARD EQUITY INDEX PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002           2001(c)       2000         1999        1998(a)
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)           2,594          2,699         2,498        2,317        1,136
          Annuity units (000)                    -              -             -            -            -
          Accumulation unit value        $7.995176     $10.341906    $11.844646   $13.147788   $11.003536
          Net assets (000)               $  20,742     $   27,911    $   29,588   $   30,460   $   12,500
Ratio of expenses to
   average net assets(d)                      0.75%          0.75%         0.75%        0.75%        0.75%(e)
Total return(g)                             -22.82%        -12.80%       -10.01%       19.32%          NA

                                               VANGUARD MID-CAP INDEX PORTFOLIO FUND ACCOUNT
                                      ---------------------------------------------------------------

                                                         Year Ended December 31,

                                           2002           2001(b)
                                      --------------   ------------
At end of period:
          Accumulation units (000)              608           210
          Annuity units (000)                     -             -
          Accumulation unit value        $ 8.397224    $ 9.912441
          Net assets (000)               $    5,104    $    2,085
Ratio of expenses to
   average net assets(d)                       0.75%         0.75%(e)
Total return(g)                              -15.42%        -0.95%(f)

                                             VANGUARD SMALL COMPANY GROWTH PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                            Year Ended December 31,

                                           2002           2001(c)       2000         1999        1998(a)
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)              650           456           440          441          257
          Annuity units (000)                     -             -             -            -            -
          Accumulation unit value        $ 8.065415    $10.696387    $10.043462   $10.526480   $ 8.825971
          Net assets (000)               $    5,239    $    4,883    $    4,416   $    4,642   $    2,267
Ratio of expenses to
   average net assets(d)                       0.75%         0.75%         0.75%        0.75%        0.75%(e)
Total return(g)                              -24.72%         6.36%        -4.72%       19.06%          NA

                                                  VANGUARD INTERNATIONAL PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002           2001(c)       2000         1999        1998(a)
                                      --------------   ------------  -----------  -----------  ----------
At end of period:
          Accumulation units (000)              507           473           218          106           55
          Annuity units (000)                     -             -             -            -            -
          Accumulation unit value         $7.120925     $8.670638    $10.881890   $13.154856   $10.386978
          Net assets (000)                $   3,611     $   4,102    $    2,368   $    1,400   $      566
Ratio of expenses to
   average net assets(d)                       0.75%         0.75%         0.75%        0.75%        0.75% (e)
Total return(g)                              -18.02%       -20.44%       -17.38%       26.46%          NA

                                                   VANGUARD REIT INDEX PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                           2002           2001(b)
                                      --------------   ------------
At end of period:
          Accumulation units (000)               606           102
          Annuity units (000)                      -             -
          Accumulation unit value         $11.252063    $10.950003
          Net assets (000)                $    6,819    $    1,121
Ratio of expenses to
   average net assets(d)                        0.75%         0.75%(e)
Total return(g)                                 2.63%         9.43%(f)

                                                VANGUARD HIGH YIELD BOND PORTFOLIO FUND ACCOUNT
                                      -------------------------------------------------------------------

                                                             Year Ended December 31,

                                          2002         2001(b)
                                      -----------  ------------
At end of period:

          Accumulation units (000)           140           72
          Annuity units (000)                  -            -
          Accumulation unit value     $ 9.946870   $ 9.869512
          Net assets (000)            $    1,392   $      707
Ratio of expenses to
   average net assets(d)                    0.75%        0.75%(e)
Total return(g)                             0.64%       -1.37%(f)

                                                          VANGUARD MONEY MARKET PORTFOLIO FUND ACCOUNT
                                         ---------------------------------------------------------------------------------

                                                                    Year Ended December 31,

                                             2002             2001(c)            2000             1999            1998
                                         ------------      -------------      -----------     -----------     ------------
At end of period:
          Accumulation units (000)            17,359           24,394              20,126          25,382          18,760
          Annuity units (000)                      -                -                   -               -               -
          Accumulation unit value          $1.350997        $1.338044           $1.293846       $1.227534       $1.178565
          Net assets (000)                 $  23,452        $  32,640           $  26,041       $  31,157       $  22,110
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%               0.75%           0.75%           0.75%
Total return(g)                                 0.86%            3.31%               5.28%           4.01%           4.32%

                                                           FIDELITY CONTRAFUND(R) PORTFOLIO FUND ACCOUNT
                                         ---------------------------------------------------------------------------------

                                                                     Year Ended December 31,

                                             2002             2001(b)
                                         ------------      -------------
At end of period:
          Accumulation units (000)               244               73
          Annuity units (000)                      -                -
          Accumulation unit value          $8.561012        $9.515065
          Net assets (000)                 $   2,088        $     690
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%(e)
Total return(g)                               -10.17%           -4.92%(f)

                                                          FIDELITY EQUITY-INCOME PORTFOLIO FUND ACCOUNT
                                         ---------------------------------------------------------------------------------

                                                                    Year Ended December 31,

                                             2002             2001(b)
                                         ------------      -------------
At end of period:
          Accumulation units (000)               151               95
          Annuity units (000)                      -                -
          Accumulation unit value          $7.771493        $9.427762
          Net assets (000)                 $   1,170        $     899
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%(e)
Total return(g)                               -17.71%           -5.79%(f)

                                                            FIDELITY DYNAMIC CAP APPRECIATION PORTFOLIO
                                         ---------------------------------------------------------------------------------

                                                                    Year Ended December 31,

                                             2002             2001(b)
                                         ------------      -------------
At end of period:
          Accumulation units (000)                64               24
          Annuity units (000)                      -                -
          Accumulation unit value          $7.809482        $8.464990
          Net assets (000)                 $     499        $     203
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%(e)
Total return(g)                                -7.90%          -15.42%(f)

                                                         SCUDDER CAPITAL GROWTH PORTFOLIO FUND ACCOUNT
                                         -----------------------------------------------------------------------------

                                                                    Year Ended December 31,

                                             2002           2001           2000             1999             1998
                                         ------------   ------------   -------------   -------------   ---------------
At end of period:
          Accumulation units (000)             1,519            1,835          2,082           1,837            1,543
          Annuity units (000)                      -                -              -               -                -
          Accumulation unit value         $16.508497       $23.487941     $29.346175      $32.816021       $24.448446
          Net assets (000)                $   25,077       $   43,093     $   61,092      $   60,299       $   37,720
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%          0.75%           0.75%            0.75%
Total return(g)                               -29.77%          -20.00%        -10.62%          34.14%           22.20%

                                                         ALGER AMERICAN GROWTH PORTFOLIO FUND ACCOUNT
                                         -----------------------------------------------------------------------------

                                                                    Year Ended December 31,

                                             2002           2001           2000             1999             1998
                                         ------------   ------------   -------------   -------------   ---------------
At end of period:
          Accumulation units (000)             2,319            2,721          3,059           2,885            2,053
          Annuity units (000)                      5                5              5               5                5
          Accumulation unit value         $17.520609       $26.344044     $30.100055      $35.583778       $26.806157
          Net assets (000)                $   40,713       $   71,820     $   92,232      $  102,850       $   55,172
Ratio of expenses to
   average net assets(d)                        0.75%            0.75%          0.75%           0.75%            0.75%
Total return(g)                               -33.54%          -12.52%        -15.45%          32.67%           46.83%

(a) Variable fund accounts commenced operations May 1, 1998 with an initial accumulation unit value of $10.00 per unit.
(b) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(c) See accompanying Notes to Financial Statements for information on May 1, 2001 fund substitution.
(d) The information for 2002 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Not annualized for periods less than one year.
(g) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                     INDEPENDENT AUDITORS' REPORT
                     ----------------------------

The Board of Directors
USAA LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

                               KPMG LLP

San Antonio, Texas
March 14, 2003

                           USAA LIFE INSURANCE COMPANY

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001

                    (Dollars in Thousands, Except Share Data)

Assets                                                                     2002                2001
------                                                                     ----                ----
Investments:
   Debt securities, at fair value                                     $     6,772,929         6,091,920
   Loaned debt securities, at fair value                                      819,049           495,375
   Equity securities, at fair value                                           251,064           226,797
   Loaned equity securities, at fair value                                      4,364                 -
   Mortgage loans                                                               2,061             2,379
   Policy loans                                                               138,209           139,997
                                                                      ---------------    --------------
      Total investments                                                     7,987,676         6,956,468
Cash and cash equivalents                                                      79,041           116,927
Premium balances receivable                                                     4,890             4,903
Accounts receivable - affiliates                                                  204                37
Furniture and equipment                                                         1,081             2,840
Collateral for securities loaned at fair value                                831,657           506,409
Accrued investment income                                                     106,689           114,890
Deferred policy acquisition costs                                             332,620           313,537
Deferred tax                                                                   47,988            61,023
Reinsurance recoverable                                                       677,533           584,691
Other assets                                                                   20,894            41,718
Separate account assets                                                       286,300           378,098
                                                                      ---------------    --------------
      Total assets                                                    $    10,376,573         9,081,541
                                                                      ---------------    --------------
Liabilities
-----------
Insurance reserves                                                    $     1,866,596         1,480,882
Funds on deposit                                                            6,335,844         5,779,484
Accounts payable and accrued expenses                                          51,486            86,151
Accounts payable - affiliates                                                  21,100            19,815
Payable upon return of securities loaned                                      831,657           506,409
Other liabilities                                                              99,053            57,007
Separate account liabilities                                                  286,300           378,098
                                                                      ---------------    --------------
      Total liabilities                                                     9,492,036         8,307,846
                                                                      ===============    ==============
Stockholders' Equity
--------------------
Preferred capital stock, $100 par value; 1,200,000 shares
   authorized; 800,000 shares and 700,000 shares issued
   and outstanding at December 31, 2002 and 2001, respectively                 80,000            70,000
Common capital stock, $100 par value; 30,000 shares
   authorized; 25,000 shares issued and outstanding                             2,500             2,500
Additional paid-in capital                                                     51,408            61,408
Accumulated other changes in equity from nonowner sources                      48,474            13,169
Retained earnings                                                             702,155           626,618
                                                                      ---------------    --------------
      Total stockholders' equity                                              884,537           773,695
                                                                      ---------------    --------------
      Total liabilities and stockholders' equity                      $    10,376,573         9,081,541
                                                                      ===============    ==============

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY

                        Consolidated Statements of Income

                  Years ended December 31, 2002, 2001, and 2000

                             (Dollars in Thousands)

                                                       2002               2001              2000
                                                       ----               ----              ----
Revenues
--------
Premiums                                          $      485,248           478,265          428,191
Investment income, net                                   473,675           487,715          484,984
Fees, sales, and loan income                              19,465            17,648           16,324
Net realized investment (losses)                         (21,144)          (34,299)         (65,989)
Other revenues                                            81,980            68,252           66,682
                                                  --------------    --------------    -------------
      Total revenues                                   1,039,224         1,017,581          930,192
                                                  --------------    --------------    -------------
Benefits and expenses
---------------------
Losses, benefits, and settlement expenses                653,743           655,869          582,999
Deferred policy acquisition costs                         28,331            22,857           24,508
Dividends to policyholders                                52,206            56,081           55,012
Other operating expenses                                 175,367           180,914          179,434
                                                  --------------    --------------    -------------
      Total benefits and expenses                        909,647           915,721          841,953
                                                  --------------    --------------    -------------
      Income before income taxes                         129,577           101,860           88,239
                                                  --------------    --------------    -------------
Federal income tax expense (benefit):
   Current                                                52,088            32,355           35,156
   Deferred                                               (6,039)            2,863           (3,165)
                                                  --------------    --------------    -------------
      Total Federal income tax expense                    46,049            35,218           31,991
                                                  --------------    --------------    -------------
      Net income                                  $       83,528            66,642           56,248
                                                  ==============    ==============    =============

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY

                 Consolidated Statements of Stockholders' Equity

                  Years Ended December 31, 2002, 2001, and 2000

                             (Dollars in Thousands)

                                                                     2002             2001            2000
                                                                     ----             ----            ----
Capital
-------
Preferred capital stock                                          $     80,000          70,000          60,000
Common capital stock                                                    2,500           2,500           2,500
Additional paid-in capital                                             51,408          61,408          51,408
                                                                 ------------    ------------    ------------
     End of year                                                      133,908         133,908         113,908
                                                                 ------------    ------------    ------------
Accumulated other changes in equity from nonowner
-------------------------------------------------
   sources, net of tax
   -------------------
Beginning of year                                                      13,169         (15,618)        (77,137)
Unrealized gains on securities during year, net of
    income taxes and reclassification adjustments                      35,305          28,787          61,519
                                                                 ------------    ------------    ------------
     End of year                                                       48,474          13,169         (15,618)
                                                                 ------------    ------------    ------------
Retained earnings
Beginning of year                                                     626,618         601,979         563,260
Net income                                                             83,528          66,642          56,248
Dividends to stockholders                                              (7,991)        (42,003)        (17,529)
                                                                 ------------    ------------    ------------
     End of year                                                      702,155         626,618         601,979
                                                                 ------------    ------------    ------------
     Total stockholders' equity                                  $    884,537         773,695         700,269
                                                                 ============    ============    ============
Summary of changes in equity from nonowner sources
--------------------------------------------------
Net income                                                       $     83,528          66,642          56,248
Other changes in equity from nonowner sources, net of tax              35,305          28,787          61,519
                                                                 ------------    ------------    ------------
Total changes in equity from nonowner sources                    $    118,832          95,429         117,767
                                                                 ============    ============    ============

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001, and 2000

                             (Dollars in Thousands)

                                                                        2002                2001                2000
                                                                        ----                ----                ----
Cash flows from operating activities:
   Net income                                                      $       83,528              66,642              56,248
   Adjustments to reconcile net income to net
      cash provided by operating activities:
      Net realized investment losses                                       21,144              34,299              65,989
      Interest credited on policyholder deposits                          300,973             300,416             292,963
      Increase in deferred policy acquisition costs                       (18,318)            (31,196)            (23,459)
      Depreciation and amortization                                          (120)             (4,558)             (8,473)
      Deferred income tax expense (benefit)                                (6,039)              2,863              (3,165)
      (Increase) decrease in premium balances receivable                       13                 283              (2,326)
      (Increase) decrease in accounts receivable-affiliate                   (167)                 62                 (22)
      Increase in accrued investment income                                 8,201              (9,484)             (8,976)
      Increase in reinsurance recoverable and
         other assets                                                     (61,393)           (120,024)            (87,034)
      Increase in insurance reserves                                      187,211             174,936             147,534
      Increase (decrease) in accounts payable and
         accrued expense                                                  (34,665)              2,932              24,493
      Increase (decrease) in accounts payable-affiliates                    1,285              11,842              (6,253)
      Increase in other liabilities                                        31,421               3,651                 616
      Other                                                                (9,659)             (3,596)             (2,223)
                                                                   --------------      --------------      --------------
            Net cash provided by operating activities                     503,415             429,068             445,912
                                                                   --------------      --------------      --------------
Cash flows from investing activities:
    Proceeds from sales and maturities of
       available-for-sale securities                                    2,036,825           1,594,188           1,137,153
    Proceeds from maturities of held-to-maturity securities                     -                   -              46,039
    Proceeds from principal collections on investments                    340,507             397,397              95,891
    Other investments sold                                                    913               1,213               1,186
    Securities purchased - available-for-sale                          (3,126,174)         (2,353,779)         (1,218,635)
    Other investments purchased                                              (586)               (730)             (5,774)
                                                                   --------------      --------------      --------------
          Net cash provided by (used in) investing activities            (748,515)           (361,711)             55,860
                                                                   --------------      --------------      --------------
Cash flows from financing activities:
    Deposits to funds on deposit                                          524,539             394,599             270,294
    Proceeds from short-term borrowings                                    (2,600)              2,600                   -
    Issuance of preferred stock                                                 -              20,000                   -
    Withdrawals from funds on deposit                                    (306,734)           (421,240)           (714,873)
    Dividends to stockholders                                              (7,991)            (41,977)            (17,529)
                                                                   --------------      --------------      --------------
          Net cash provided by (used in) financing activities             207,214             (46,018)           (462,108)
                                                                   --------------      --------------      --------------

       Net increase (decrease) in cash and cash
          equivalents                                                     (37,886)             21,339              39,664
       Cash and cash equivalents at beginning of year                     116,927              95,588              55,924
                                                                   --------------      --------------      --------------
       Cash and cash equivalents at end of year                    $       79,041             116,927              95,588
                                                                   ==============      ==============      ==============

See accompanying notes to consolidated financial statements.

                    USAA LIFE INSURANCE COMPANY (CONSOLIDATED)
                          BREAKOUT OF OTHER CASH FLOWS
                                DECEMBER 31, 2002

ACCOUNT BALANCES                                        2000              2001              2002              02/01
----------------
Insurance Reservces Per B/S (after FAS 113)         1,239,461,925     1,480,882,463     1,866,595,694      385,713,231
FAS 115 PH Reserve #301115                             18,569,565       140,766,308       404,310,492      263,544,184
C/S U/R Gain Liab. PH reserve #301116                  10,867,410       (30,148,625)      (54,334,707)     (24,186,082)
PHIR (CMR)                                             25,891,172        27,101,628           475,694      (26,625,934)
Current PHIR Inv. Income (CMR)                         23,057,803        87,511,741        91,419,217        3,907,476
Reinsurance ceded reserve                             475,997,363       559,337,288       658,736,533       99,399,245
Reinsurance Recoverable reserve                       136,889,694       202,650,323       283,912,018       81,261,695

Change Insurance Reservces Per B/S (after FAS 113)                                                         385,713,231  X

Change FAS 115 PH Reserve #301115                                                                          239,358,102
Change PHIR (CMR)                                                                                          (26,625,934)
Change Current PHIR Inv. Income (CMR)                                                                        3,907,476
                                                                                                         -------------
                                                                                                           216,639,644  Y

Change Reinsurance ceded reserve                                                                            99,399,245
Change Reinsurance Recoverable reserve                                                                      81,261,695
                                                                                                         -------------
                                                                                                            18,137,550  Z

                                                                                                           187,211,137  (10) X-Y+Z

See accompanying notes to consolidated financial statements.

                           USAA LIFE INSURANCE COMPANY

                           December 31, 2002 and 2001

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(1) Summary of significant accounting policies
    ------------------------------------------

    (a) Organization
        ------------

        USAA LIFE INSURANCE COMPANY (Life Company) is a wholly owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). Life Company markets individual life insurance policies, annuity contracts, group credit life and accident and health policies, and individual and group accident and health policies primarily to individuals eligible for membership in USAA. Life Company is licensed to do business in all states including the District of Columbia but excluding New York. Life Company has a subsidiary company, USAA Life Insurance Company of New York (Life of New
        York), licensed to sell life and annuity contracts in that state. Life Company's other subsidiary business, USAA Life General Agency (LGA), offers additional products of other insurance companies requested by USAA membership, which are not sold by Life Company. The consolidated financial statements include the accounts of Life Company and its subsidiaries, (collectively, the Company). All significant intercompany balances and transactions have been eliminated in consolidation.

    (b) Accounting Standards Issued
        ---------------------------

        Effective January 1, 2001, the Company adopted the provisions of Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
        138. The standard requires companies to record derivatives on their balance sheet at fair value. Changes in the fair value of those derivatives would be reported in earnings or equity from non-owner sources depending on the use of the derivative and whether it qualifies for hedge accounting. The key criterion for hedge accounting is that the hedging relationship must be highly effective in offsetting changes in fair value of assets or liabilities or cash flows. The implementation of SFAS No. 133 did not have a material effect on the Company's financial position or results of operations.

        Effective April 1, 2001, the Company adopted Emerging Issues Task Force
        (EITF) Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. The adoption of EITF Issue 99-20 did not have an impact on the Company's financial position or results of operations.

        In September 2000, the FASB issued SFAS No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". SFAS No. 140 replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and rescinds SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125". This statement, which is required to be applied prospectively with certain exceptions, is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Additionally, this statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The adoption of this statement did not have a material impact on the Company's consolidated financial statements.

                                       5                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

        Effective January 1, 2002, the Company adopted the provisions of FASB SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". The standard addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard establishes a single accounting model, based on the framework established in SFAS 121 for long-lived assets to be disposed of by sale, and resolves significant implementation issues related to SFAS
        121. The implementation of SFAS No. 144 did not have a material effect on the Company's financial position, results of operations, or liquidity.

    (c) Investments
        -----------

        All debt securities, including bonds, mortgage-backed securities, and redeemable preferred stocks are classified as available-for-sale and are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

        Bonds, at amortized cost of approximately $173,694, and $171,940 were on deposit with various state governmental agencies at December 31, 2002, and 2001, respectively.

        Mortgage-backed securities held at December 31, 2002 and 2001 represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities.

        All equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

        Mortgage loans and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.80% to 9.75% at December 31, 2002. Interest is recognized over the life of the note using the interest method. Mortgage loans are collateralized by a first lien on real estate while policy loans are collateralized by the cash surrender value of the related policy.

        Short-term securities, included in cash and cash equivalents, are carried at amortized cost, which approximates fair value.

        Principal or interest payments on debt securities or loans are determined to be uncollectible when they are 90 days past due, and the amounts determined to be uncollectible are written off through the Income Statement. Interest is not accrued on debt securities or loans for which principal or interest payments are determined to be uncollectible.

        Realized gains and losses are included in net income based upon specific identification of the investment sold. When impairment of the value of an investment is considered to be other than temporary, a provision for the write down to estimated net realizable value is recorded. Net realized capital gains (losses) of $(18,077), $25,943, and $1,455 for 2002, 2001 and 2000 respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in insurance reserves. Amortization of bond premium or discount is calculated using the scientific (constant yield) interest method.

                                       6                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    (d) Cash and cash equivalents
        -------------------------

        For purposes of the consolidated statement of cash flows, all highly liquid marketable securities that have a maturity date at purchase of three months or less and money market mutual funds are considered to be cash equivalents. At December 31, 2002 and 2001, cash includes $414 and $41, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

    (e) Federal income taxes
        --------------------

        Life Company and its subsidiaries are included in the consolidated federal income tax return filed by USAA. Taxes are allocated to the separate companies of USAA based on a tax allocation agreement, whereby companies receive a current benefit to the extent their losses are utilized by the consolidated group. Separate company current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income adjusted for any consolidated benefits allocated to the companies based on the use of separate company losses within the group.

        Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

    (f) Fair value of financial instruments
        -----------------------------------

        The fair value estimates of the Company's financial instruments were made at a point in time, based on relevant market information and information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

    (g) Use of estimates
        ----------------

        The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (GAAP), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (h) Deferred policy acquisition costs
        ---------------------------------

        Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations. The period for amortization is 20-30 years, but not to exceed the life of the policy.

                                       7                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

        Acquisition costs for universal life and annuity policies are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The amortization period for universal life policy deferred acquisition costs is 20 years. The period for amortization for annuities deferred acquisition costs is either 20 or 30 years.

        Deferred policy acquisition costs are reviewed by line of business to determine that the unamortized portion does not exceed the present value of anticipated gross profits or the sum of the present value of expected gross premiums and the reserves held, less the present value of expected future benefits.

    (i) Insurance reserves
        ------------------

        Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. Payout annuity reserves are computed by discounting future payments at rates based on assumed or guaranteed investment yields and mortality. These assumptions vary by such characteristics as plan, year of issue, policy duration, date of receipt of funds and may include provisions for adverse deviation.

    (j) Funds on deposit
        ----------------

        Funds on deposit are liabilities for universal life policies, payout annuities without life contingencies and deferred annuities. These liabilities are determined following the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges.

    (k) Insurance revenues and expenses
        -------------------------------

        Premiums on traditional life insurance products and accident and health contracts are recognized as revenues as they become due. Benefits and expenses are matched with premiums in determining net income through the holding of reserves that provide for policy benefits and amortization of acquisition costs over the lives of the policies. Universal life policy and investment annuity contract revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies and contracts include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits from surrender charges, investment, mortality, and expense margins.

    (l) Participating business
        ----------------------

        Certain life insurance policies contain dividend payment provisions, which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 5% of the total life insurance in force at both December 31, 2002, and December 31, 2001.

                                       8                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

        Participating policies accounted for 14%, 16%, and 18% of the premium income in 2002, 2001, and 2000, respectively. The provision for policyholders' dividends is based on benefit reserves and a future dividend liability based on the current dividend scales.

        The Company guarantees to pay dividends in aggregate, on all participating policies issued after December 31, 1983, in the total amount of $19,796 in 2003.

        Income attributable to participating policies in excess of policyholder dividends is restricted by several states for the benefit of participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

    (m) Reclassifications
        -----------------

        Certain reclassifications of prior period amounts have been made to conform with the current year's presentation.

(2) Basis of accounting
    -------------------

    The Company prepares separate statutory financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of the states of Texas and New York. Prior to the adoption of Codification of Statutory Accounting Principles (SAP) by the insurance departments of the states of Texas and New York on January 1, 2001, prescribed statutory accounting practices included a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The NAIC adopted SAP in March 1998. The Texas Department of Insurance and New York State Insurance Department adopted SAP in its entirety, except as provided in Title 28 Part 1 Chapter 7 Subchapter A Rule 7.18, "NAIC Accounting Practices and Procedures Manual" (Rule 7.18), of the Texas Administrative Code and in Regulation 172, "Financial Statement Filings and Accounting Practices and Procedures" (Reg. 172), respectively. The adoption of SAP resulted in an increase in statutory surplus of approximately $34,113.

    These consolidated financial statements have been prepared on the basis of GAAP, which differs from the statutory basis of accounting followed in reporting to insurance regulatory authorities. Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, are as follows:

                                                                            2002           2001          2000
                                                                            ----           ----          ----
Statutory net income                                                    $    60,761         47,809         72,901
Gain (loss) on sale of investments                                           15,496        (22,135)       (34,800)
Deferred policy acquisitions costs                                           18,246         31,526         23,809
Tax adjustments                                                               4,692         (2,863)         3,176
Participating policyholder earnings (loss)                                      119            (73)        (2,032)
Insurance reserves and other                                                (15,786)        12,378         (6,806)
                                                                        -----------    -----------    -----------
         GAAP net income                                                $    83,528         66,642         56,248
                                                                        ===========    ===========    ===========

                                       9                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

Statutory capital and surplus                                              $      601,853         584,857         528,830
Increases (decreases):
   Deferred policy acquisition costs                                              332,620         313,537         282,938
   Federal income taxes                                                            21,853          34,787          79,348
   Asset valuation reserve                                                         32,705          26,365          51,877
   Participating policyholder liability                                            (7,040)         (7,223)         (7,111)
   Policyholder reserve and funds                                                 (93,636)        (99,166)        (95,792)
   Deferred and uncollected premiums                                             (133,637)       (103,741)        (87,993)
   Investment unrealized gain (loss) adjustments:
      Investment valuation difference                                             482,501         161,458          (6,579)
      Policyholder accounts and other assets                                     (336,164)       (110,618)        (29,437)
   Other adjustments                                                              (16,518)        (26,561)        (15,812)
                                                                           --------------     -----------     -----------
         GAAP capital and surplus                                          $      884,537         773,695         700,269
                                                                           ==============     ===========     ===========

(3) Investments
    -----------

    The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities classified as available-for-sale as of December 31, 2002 are as follows:

                                                                                       Available-for-Sale
                                                      ---------------------------------------------------------------------------
                                                                            Gross          Gross        Estimated
                                                        Amortized        Unrealized     Unrealized         Fair        Carrying
                                                           Cost             Gains          Losses          Value         Value
                                                      ---------------   -------------   -----------    ------------   -----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and                   $         4,691            398              -           5,089         5,089
   agencies
Obligations of states and political subdivisions               89,624          4,321              -          93,945        93,945
Debt securities issued by foreign
   governments and corporations                               174,743          8,326         (1,440)        181,629       181,629
Mortgage-backed securities                                  2,109,009        126,577           (728)      2,234,858     2,234,858
Corporate securities                                        4,671,626        370,682        (31,770)      5,010,538     5,010,538
Redeemable preferred stock                                     65,476            814           (371)         65,919        65,919
                                                      ---------------      ---------     ----------     -----------    ----------
     Total debt securities                            $     7,115,169        511,118        (34,309)      7,591,978     7,591,978
                                                      ===============      =========     ==========     ===========    ==========

Equity securities
-----------------
Common stock                                          $       304,011              -        (54,335)        249,676       249,676
Non-redeemable preferred stock                                  5,715             37              -           5,752         5,752
                                                      ---------------      ---------     ----------     -----------    ----------
     Total equity securities                          $       309,726             37        (54,335)        255,428       255,428
                                                      ===============      =========     ==========     ===========    ==========

                                      10                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities classified as available for sale as of December 31, 2001 were as follows:

                                                                                       Available-for-Sale
                                                      ---------------------------------------------------------------------------
                                                                            Gross          Gross        Estimated
                                                        Amortized        Unrealized     Unrealized         Fair        Carrying
                                                           Cost             Gains          Losses          Value         Value
                                                      ---------------   -------------   -----------    ------------   -----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and agencies          $         3,529            369              -           3,898         3,898
Obligations of states and political subdivisions               37,192            946              -          38,138        38,138
Debt securities issued by foreign
   governments and corporations                               309,153          9,494         (1,492)        317,155       317,155
Mortgage-backed securities                                    991,016         26,139         (2,898)      1,014,257     1,014,257
Corporate securities                                        5,086,498        166,894        (39,545)      5,213,847     5,213,847
                                                      ---------------      ---------     ----------     -----------    ----------
     Total debt securities                            $     6,427,388        203,842        (43,935)      6,587,295     6,587.295
                                                      ===============      =========     ==========     ===========    ==========

Equity securities
-----------------
Common stock                                          $       251,130              -        (30,149)        220,981       220,981
Non-redeemable preferred stock                                  5,970              -           (154)          5,816         5,816
                                                      ---------------      ---------     ----------     -----------    ----------
     Total equity securities                          $       257,100              -        (30,303)        226,797       226,797
                                                      ===============      =========     ==========     ===========    ==========

    The amortized cost and estimated fair values of debt securities classified as available-for-sale at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.

                                                                       Available-for-Sale
                                                                ---------------------------------
                                                                                     Estimated
                                                                   Amortized            Fair
                                                                      Cost              Value
                                                                -----------------  --------------
Due in one year or less                                           $     424,421         431,167
Due after one year through five years                                 1,536,750       1,637,148
Due after five years through ten years                                1,954,580       2,121,262
Due after ten years                                                   1,090,409       1,167,543
                                                                  -------------    ------------
                                                                      5,006,160       5,357,120
Mortgage-backed securities                                            2,109,009       2,234,858
                                                                  -------------    ------------
                                                                  $   7,115,169       7,591,978
                                                                  =============    ============

    Proceeds from sales of available-for-sale debt securities during 2002, 2001, and 2000 were $1,500,037, $1,381,444, and $995,947, respectively. Gross gains and losses of $50,848 and $58,737, respectively, for 2002, $25,832 and $21,651, respectively, for 2001, and $10,472 and $65,470, respectively, for 2000, were realized on those sales.

                                      11                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    Included in such realized investment losses on the consolidated statement of income are other than temporary write-downs of debt securities of $978, $0, and $10,033 for 2002, 2001, and 2000, respectively.

    Proceeds from sales of equity securities during 2002, 2001, and 2000 were $50,593, $64,640, and $573, respectively. Gross gains and losses of $0 and $34,813, respectively, for 2002, $11,068 and $0, respectively, for 2001 and $67, and $70, respectively, for 2000 were realized on those sales.

    Gross investment income during 2002, 2001, and 2000 was $479,345, $494,179, and $490,890, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $5,670, $6,464, and $5,906 for 2002, 2001, and 2000, respectively.

    Life Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial cash collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income or used for operations. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    At December 31, 2002 and 2001, net unrealized investment gains of $349,976 and $110,618, respectively, were allocated to insurance reserves for participating life insurance policies and interest sensitive contracts. In addition net unrealized losses of $912 and $146 were allocated against deferred policy acquisition costs in 2002 and 2001, respectively.

(4) Federal income tax
    ------------------

    The expected statutory federal income tax amounts for the years ended December 31, 2002, 2001, and 2000 differ from the actual tax amounts as follows:

                                                                            2002          2001           2000
                                                                            ----          ----           ----
Income before income taxes                                              $   129,577        101,860         88,239
                                                                        ===========    ===========    ===========
Federal income tax expense at 35% statutory rate                             45,352         35,651         30,884
Increase (decrease) in tax resulting from:
   Dividends received deductions                                               (157)          (540)          (189)
   Tax credits                                                                  (53)          (112)          (556)
   Other, net                                                                   907            219          1,852
                                                                        -----------    -----------    -----------
      Federal income tax expense                                        $    46,049         35,218         31,991
                                                                        ===========    ===========    ===========

    Deferred income tax expense or benefit for the years ended December 31, 2002, 2001, and 2000 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

                                      12                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                                        2002           2001
                                                                                        ----           ----
Deferred tax assets:
   Insurance reserves                                                                $    147,407        124,969
   Accounts payable and accrued expenses                                                    2,686          8,924
   Policyholder dividends                                                                   4,347          4,909
   Other, net                                                                               3,488          2,972
                                                                                     ------------    -----------
      Total gross deferred tax assets                                                     157,928        141,774
                                                                                     ------------    -----------
Deferred tax liabilities:
   Investments                                                                              8,650          7,276
   Depreciable assets                                                                        (456)           729
   Deferred policy acquisition costs                                                       53,116         51,539
   Other, net                                                                              22,923         14,510
                                                                                     ------------    -----------
      Total gross deferred tax liabilities                                                 84,233         74,054
                                                                                     ------------    -----------
Deferred tax asset (liability) on net unrealized gain (loss) on investments               (25,707)        (6,697)
                                                                                     ------------    -----------
      Net deferred tax asset                                                         $     47,988         61,023
                                                                                     ============    ===========

    Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

    At December 31, 2002, other liabilities includes federal income tax payable of $10,625 and in 2001 other assets includes federal income tax receivable of $7,523.

    Aggregate cash payments to USAA for income taxes were $31,221, $35,004, and $32,988 for Life Company and $2,719, $1,554, and $956 for its subsidiaries during the years ended December 31, 2002, 2001, and 2000, respectively.

                                      13                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    Detailed tax amounts for items of total nonowner changes in equity are as follows:

                                                                           Before-           Tax
                                                                             Tax          (Expense)       Net-of-Tax
                                                                            Amount        or Benefit        Amount
                                                                         ------------    ------------     -----------
FOR THE YEAR ENDING DECEMBER 31, 2000
Unrealized gains on securities:
   Unrealized holding gains arising during year                          $     69,788        (24,426)          45,362
   Less: reclassification adjustment for losses realized in income             24,857         (8,700)          16,157
                                                                         ------------    -----------      -----------
      Net unrealized gains from securities                                     94,645        (33,126)          61,519
                                                                         ------------    -----------      -----------
         Other changes in equity from nonowner sources                   $     94,645        (33,126)          61,519
                                                                         ============    ===========      ===========
FOR THE YEAR ENDING DECEMBER 31, 2001
Unrealized gains on securities:
   Unrealized holding gains arising during year                          $     28,759        (10,066)          18,693
   Less: reclassification adjustment for losses realized in income             15,529         (5,435)          10,094
                                                                         ------------    ------------     -----------
      Net unrealized gains from securities                                     44,288        (15,501)          28,787
                                                                         ------------    ------------     -----------
         Other changes in equity from non-owner sources                  $     44,288        (15,501)          28,787
                                                                         ============    ===========      ===========
FOR THE YEAR ENDING DECEMBER 31, 2002
Unrealized gains on securities:
   Unrealized holding gains arising during year                          $     67,150        (23,502)          43,648
   Less: reclassification adjustment for gains realized in income             (12,835)         4,492           (8,343)
                                                                         ------------    ------------     -----------
      Net unrealized gains from securities                                     54,315        (19,010)          35,305
                                                                         ------------    ------------     -----------
         Other changes in equity from non-owner sources                  $     54,315        (19,010)          35,305
                                                                         ============    ===========      ===========

                                      14                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(5) Fair value of financial instruments
    -----------------------------------

    The following tables present the carrying values and estimated fair values of the Company's financial instruments at December 31. SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                                                               2002                            2001
                                                                ---------------------------------   ------------------------------
                                                                   Carrying             Fair          Carrying           Fair
                                                                     Value              Value           Value            Value
                                                                ----------------  ---------------   ---------------  -------------
Financial assets:
   Cash and cash equivalents                                          79,041              79,041         116,927          116,927
   Debt securities                                                 7,591,978           7,591,978       6,587,295        6,587,295
   Equity securities                                                 255,428             255,428         226,797          226,797
   Mortgage loans                                                      2,061               1,892           2,379            2,226
   Policy loans                                                      138,209             138,209         139,997          139,997
   Premium balances receivable                                         4,890               4,890           4,903            4,903
   Accounts receivable - affiliates                                      204                 204              37               37
   Collateral for securities loaned                                  831,657             831,657         506,409          506,409
   Accrued investment income                                         106,689             106,689         114,890          114,890
   Separate account                                                  286,300             286,300         378,098          378,098
Financial liabilities:
   Deferred annuities and annuities without life contingencies     4,147,175           4,147,175       3,725,116        3,725,116
   Policyholder dividend accumulations                                35,198              35,198          34,309           34,309
   Policy dividends declared but unpaid                               28,124              28,124          30,993           30,993
   Accounts payable and accrued expenses                              51,486              51,486          86,151           86,151
   Accounts payable - affiliates                                      21,100              21,100          19,815           19,815
   Payable upon return of securities loaned                          831,657             831,657         506,409          506,409
   Separate account                                                  286,300             286,300         378,098          378,098

    All carrying values are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations, both of which are included in funds on deposit, and policy dividends declared but unpaid which are included in other liabilities.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value because of the short maturity.

    Debt and equity securities: The fair market values for bonds and stocks are determined using quoted market prices from Merrill Lynch Pricing Services, Bloomberg Services or individual brokers.

                                      15                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    Mortgage loans: The fair value of mortgage loans are estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

    Policy loans: In the Company's opinion, the book value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at the aggregate unpaid balance, and carry interest rates ranging from 4.8% to 7.4% in advance.

    Premium balances receivable: The recorded amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

    Accounts receivable and payable - affiliates: The carrying value of the accounts receivable and accounts payable for affiliates approximates its fair value because of the short-term nature of the obligations.

    Collateral for securities loaned and payable upon return of securities loaned: The carrying value of collateral for securities loaned and payable upon return of securities loaned approximates fair value because of the short maturity of the collateral.

    Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

    Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is equal to the current accumulated value without anticipation of any applicable surrender charges, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

    Policyholder dividend accumulations: The fair value of policy holder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

    Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

    Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

    Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds, therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, without consideration for applicable surrender charges, if any.

                                      16                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(6) Borrowings
    ----------

    The Company has no borrowing activity outside of the agreements described in
    Note 7 "Transactions with affiliates."

(7) Transactions with affiliates
    ----------------------------

    Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. USAA allocates these and other expenses to affiliates for administrative services performed by them. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services for Life Company and its affiliates was $117,742, $115,389, and $164,572 for 2002, 2001, and 2000, respectively.

    The Company has an agreement with USAA Investment Management Company regarding the reimbursement of costs for investment services provided. The aggregate amount of the USAA Investment Management Company contracted services was $5,651, $6,433 and $5,866 for 2002, 2001, and 2000,
    respectively.

    Life Company also received premium and annuity considerations from USAA of $9,259, $6,415, and $5,780 in 2002, 2001, and 2000, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group insurance on USAA employees.

    Life Company provides credit life and disability insurance to members of the USAA Federal Savings Bank (USAA FSB) through an insurance arrangement with USAA FSB. Total credit life and disability premiums were $6,708, $6,468, and $5,732 in 2002, 2001 and 2000, respectively.

    Life Company has intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO) that provide for borrowing up to $50,000 at any one time on an unsecured basis. Borrowings are intended to be short-term (less than 270 days) and to be used for liquidity purposes. Interest rates on borrowings are based upon CAPCO's or FUNDCO's external cost of obtaining funds. As of December 31, 2002, 2001, and 2000, Life Company had $0, $2,600 and $0 liability for borrowed money. Life Company had short-term borrowings totaling $0, $53,918, and $0 in 2002, 2001, and 2000, respectively, through the use of these funding agreements. The maximum amount outstanding under such short-term borrowings by Life Company at any time during 2002, 2001, and 2000 was $0, $23,000, and $0, respectively. The interest associated with these intercompany funding agreements was $0, $10, and $0 in 2002, 2001, and 2000, respectively.

    Life Company has intercompany lending agreements with CAPCO and FUNDCO.
    Life Company is authorized to loan excess funds under guidelines established with the Texas Department of Insurance. The Company loaned $0, $6,800, and $0 during 2002, 2001, and 2000, respectively. There were no note receivables outstanding at December 31, 2002, 2001, and 2000. Interest income associated with these lending agreements was $0, $9, and $0 in 2002, 2001, and 2000, respectively.

    The Company purchased securitized notes created by USAA FSB. The notes were purchased on the open market through a third-party broker. The Company had $76,450, $68,618, and $37,200 of securitized notes at carrying value created by USAA FSB at December 31, 2002, 2001, and 2000, respectively.

                                      17                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    Life of New York has an intercompany funding agreement with CAPCO that provides for aggregate borrowings outstanding at any one time that shall not exceed an amount equal to 5 percent of Life of New York's prior year admitted assets. Life of New York did not borrow any money through the use of these funding agreements during 2002, 2001, or 2000.

(8) Reinsurance
    -----------

    The Company is party to several reinsurance treaties. Life Company's general policy is to reinsure that portion of any risk in excess of $600 with a $100 corridor on the life of any one individual. However, in 1997 Life Company entered into certain reinsurance treaties that are based on a first dollar quota share pool. Life Company retains 10% of the risk on each life policy up to the normal $600 retention and the remaining 90% is ceded to a coinsurance pool that is placed with a number of reinsurers on a quota share basis. Once Life Company's retention has been reached, the quota share pool reinsures all of the risk above Life Company's retention. Life of New York's general policy is the same except that they reinsure that portion of any risk in excess of $200 on the life of any one individual.

    Life Company cedes Bank Owned Life Insurance (BOLI) business through two reinsurance treaties, one Yearly Renewable Term (YRT) and one Coinsurance treaty, both of which are with one reinsurer on a first dollar basis, with Life Company retaining 50% of the business under the coinsurance arrangement. Assets backing the coinsurance reserves held by the reinsurer are held in a trust by the reinsurer. This trust arrangement should reduce the credit risk associated with the high reserve liability held by the reinsurer for Life Company.

    Although the ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, the reinsuring company assumes responsibility to reimburse the Company for the related liability.

    Life insurance in force in the amounts of $4,817,402, $5,051,994 and $5,161,519 is ceded on a yearly renewable term basis and $66,414,798, $49,794,678 and $37,080,679 is ceded on a coinsurance basis at December 31, 2002, 2001, and 2000, respectively.

    Reinsurance amounts recoverable related to insurance reserves, funds on deposit, and paid losses totaled $668,118 and $576,141 at December 31, 2002, and 2001, respectively. Premium revenues and interest credited to policyholders were reduced by $140,041, $113,853 and $104,622 for reinsurance premiums ceded during the years ended December 31, 2002, 2001, and 2000, respectively. Losses, benefits and settlement expenses were reduced by $114,812, $101,813 and $91,618 for reinsurance recoverables during the years ended December 31, 2002, 2001, and 2000, respectively.

    Life Company assumes business through various assumption agreements, with most of the business assumed on a yearly renewable term basis. Such premium amounts were not significant in 2002, 2001, and 2000.

                                      18                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(9) Deferred policy acquisition costs and future policy benefits
    ------------------------------------------------------------

    Deferred policy acquisitions costs and premiums are summarized below:

                                                                                      Accident
                                                         Life         Annuity        and Health        Total
                                                      ----------    ------------    -------------    ----------
Balance at
December 31, 1999                                       184,840         60,131           22,143        267,114
                                                      ---------     ----------      -----------      ---------
   Additions                                             31,925          9,279            6,763         47,967
   Amortization                                         (16,272)        (4,375)          (3,861)       (24,508)
   Fair value adjustment                                    652         (8,287)               -         (7,635)
                                                      ---------     ----------      -----------      ---------
   Net changes                                           16,305         (3,383)           2,902         15,824
                                                      ---------     ----------      -----------      ---------
Balance at
December 31, 2000                                       201,145         56,748           25,045        282,938
                                                      ---------     ----------      -----------      ---------
   Additions                                             36,970         11,460            5,623         54,053
   Amortization                                         (13,721)        (2.466)          (6,670)       (22,857)
   Fair value adjustment                                   (607)            10                -           (597)
                                                      ---------     ----------      -----------      ---------
   Net change                                            22,642          9,004           (1,047)        30,599
                                                      ---------     ----------      -----------      ---------
Balance at
December 31, 2001                                       223,788         65,752           23,998        313,537
                                                      ---------     ----------      -----------      ---------
   Additions                                             33,692          9,502            3,455         46,649
   Amortization                                         (15,979)        (2,105)         (10,248)       (28,332)
   Fair value adjustment                                    288            478                -            766
                                                      ---------     ----------      -----------      ---------
   Net change                                            18,001          7,875           (6,793)        19,083
                                                      ---------     ----------      -----------      ---------
Balance at
December 31, 2002                                       241,789         73,627           17,205        332,620
                                                      =========     ==========      ===========      =========
2000 Premiums                                           296,640         10,626          120,925        428,191
                                                      =========     ==========      ===========      =========
2001 Premiums                                           312,972         16,830          148,463        478,265
                                                      =========     ==========      ===========      =========
2002 Premiums                                           322,485         27,356          135,407        485,248
                                                      =========     ==========      ===========      =========

                                      19                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

    The liabilities for future policy benefits and related insurance in force at December 31, 2002 and 2001 are summarized below:

                                                                    Future Policy
                                                                       Benefits
                                                           ----------------------------------
                                                                  2002               2001
                                                                  ----               ----
Life and annuity:
Individual                                                  $     1,786,341        1,401,140
Group                                                                 6,837            5,523
                                                            ---------------   --------------
     Total life and annuity                                 $     1,793,178        1,406,663
                                                            ===============   ==============
     Accident and health                                    $        73,418           74,219
                                                            ===============   ==============

                                                                     Insurance in Force
                                                           ----------------------------------
                                                                  2002               2001
                                                                  ----               ----
Life and annuity:
Individual                                                  $    64,814,140       64,934,370
Credit life                                                         824,306          716,520
Group                                                             2,581,568        2,618,975
                                                            ---------------   --------------
     Total life and annuity                                 $    68,220,014       68,269,865
                                                            ===============   ==============

    Life Insurance and Annuities:

    Interest assumptions used in the calculation of future policy benefits for Traditional Life Policies are as follows:

Participating term                                          9.28%
Participating permanent                                     6.75% to 9.16%
Non - Participating term                                    6.00% to 8.91%
Non - Participating permanent                               6.09% to 7.09%

    Future policy benefits for Payout Annuities use the original pricing interest rates.

    Mortality and lapse assumptions are based on the Company's experience.

    Health Insurance:

    Interest assumptions used for future policy benefits on the health policies are calculated using a level interest rate of 6%.

    Morbidity for Income Replacement policies for active lives is based on a modified 1985 CIDA and for disabled lives is based on the 1985 CIDA. Morbidity for In Hospital Cash policies is based on the 1966-67 Intercompany Experience table.

                                      20                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

     The Active Life Reserves for Issue Age Standardized Medicare Supplement Plans, Attained Age Standardized Medicare Supplement Plans, and TRICARE Supplement Plans are valued on a net level basis using 6% interest, and each uses different modifications of 1994 Tillinghast claim costs.

     Termination assumptions are based on Life Company and industry experience.

(10) Capital stock
     -------------

     The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock, 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F issued at $100 (not in thousands) par value. During 2001, the Company issued 100,000 shares of Series G Annually Adjustable Noncumulative Perpetual Preferred Stock at $100 (not in thousands) par value plus $10,000 of additional paid-in capital. During 2002, the Company revised the previous issuance of Series G Annually Adjustable Noncumulative Perpetual Preferred Stock. The original additional paid-in capital of $10,000 was applied towards the issuance of an additional 100,000 shares at $100 (not in thousands) par value. To date, there has been a total issuance of 200,000 shares of Series G annually Adjustable Noncumulative Perpetual Preferred Stock at $100 (not in thousands) par value. All of the preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A through G preferred stock. The dividend rate for the Series A through F preferred stock is equal to 65% of the cost of the funds for CAPCO on Commercial paper having a 180-day maturity on the first business day of each dividend period. The dividend rate for the Series G preferred stock is 6.16% through December 15, 2006 when the rate will reset using the five-year treasury rate plus 1.75%. The preferred stock has a liquidation value of $100 (not in thousands) per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, Series F, and Series G at par value plus accrued and unpaid dividends. Preferred stock dividends of $1,991, $1,977, and $2,529 were paid in 2002, 2001, and 2000, respectively and $73, $114, and $113 were accrued for each year after the last payments on December 15, 2002, 2001, and 2000, respectively.

     The Company has authorized 30,000 shares of common capital stock, $100 (not in thousands) par value, of which 25,000 shares were issued and outstanding at December 31, 2002, 2001, and 2000. Dividends of $6,000, $40,000, and
     $15,000 were paid in cash on the common stock during 2002, 2001, and 2000, respectively, as well as a $25 non-cash dividend during 2001.

(11) Unassigned surplus and dividend restrictions
     --------------------------------------------

     Texas law limits the payment of ordinary dividends to shareholders. The maximum ordinary dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31, less any dividends made within the preceding 12 months. As a result, ordinary dividend payments to shareholders are limited to approximately $85,768 in 2003. Dividends are paid as determined by the Board of Directors and at its discretion.

     The Texas Department of Insurance imposes minimum risk-based capital (RBC) requirements on insurance companies that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Life Company's and its subsidiaries' current statutory capital and surplus are in excess of the threshold RBC requirements.

                                      21                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(12) Business segments
     -----------------

     The significant business segments of the Company are life insurance, annuity products, and health insurance that are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual and group supplement accident and health policies.

     The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 2002, 2001, and 2000:

                                                                            2002               2001                2000
                                                                            ----               ----                ----
Revenues:
---------
Premiums
   Life                                                                 $     322,485           312,972            296,640
   Annuity                                                                     27,356            16,830             10,626
   Health                                                                     135,407           148,463            120,925
                                                                        -------------      ------------      -------------
                                                                              485,248           478,265            428,191
                                                                        -------------      ------------      -------------
Investment income, net:
   Life                                                                       180,598           201,270            198,093
   Annuity                                                                    288,691           282,037            282,882
   Health                                                                       4,386             4,408              4,009
                                                                        -------------      ------------      -------------
                                                                              473,675           487,715            484,984
                                                                        -------------      ------------      -------------
Realized capital gains (losses), net:
   Life                                                                        (9,748)          (10,190)           (16,067)
   Annuity                                                                    (11,396)          (24,109)           (49,922)
   Health                                                                           -                 -                  -
                                                                        -------------      ------------      -------------
                                                                              (21,144)          (34,299)           (65,989)
                                                                        -------------      ------------      -------------
Fees, sales, loan income and other revenues:
   Life                                                                        64,516            53,157             49,237
   Annuity                                                                     18,177            15,947             17,231
   Health                                                                      18,752            16,796             16,538
                                                                        -------------      ------------      -------------
                                                                              101,445            85,900             83,006
                                                                        -------------      ------------      -------------
   Total revenues:                                                      $   1,039,224         1,017,581            930,192
                                                                        =============      ============      =============

                                      22                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

Income before income taxes:
---------------------------
   Life                                                            $       87,324         94,809         107,483
   Annuity                                                                 37,842         18,139          (1,664)
   Health                                                                   4,411        (11,088)        (17,580)
                                                                   --------------    -----------    ------------
                                                                   $      129,577        101,860          88,239
                                                                   ==============    ===========    ============
Income tax expense (benefit):
-----------------------------
   Life                                                            $       30,755         32,777          43,330
   Annuity                                                                 13,700          6,267          (4,414)
   Health                                                                   1,594         (3,826)         (6,925)
                                                                   --------------    -----------    ------------
                                                                   $       46,049         35,218          31,991
                                                                   ==============    ===========    ============

                                                                        2002             2001           2000
                                                                        ----             ----           ----
Total assets:
-------------
   Life                                                            $    4,368,493      3,909,310       3,663,174

   Annuity                                                              5,949,531      5,081,762       4,932,744

   Health                                                                  58,549         90,469          83,381
                                                                   --------------    -----------    ------------
                                                                   $   10,376,573      9,081,541       8,679,299
                                                                   ==============    ===========    ============

     Effective March 6, 2002, the Company discontinued selling TRICARE supplement health insurance. The Company recognized the Department of Defense's reforms to the TRICARE program substantially improved health coverage for all military beneficiaries and reduced the Company's members' need for this supplemental health insurance. Effective December 1, 2002, the Company terminated its TRICARE group policy, and the individual certificates will expire on their paid-to dates. These events did not have a material impact on the operations of the Company.

(13) Employee benefit plans
     ----------------------

     (a) Pension plan
         ------------

         Substantially all employees are covered under a pension plan administered by USAA which is accounted for on a group basis. The benefits are determined based on years of service and the employee's final average pay, as defined in the plan, at the date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $2,897, $3,572, and $3,922 in 2002, 2001, and 2000,
         respectively. At December 31, 2002, 2001, and 2000, a prepaid asset (liability) of $15,665, ($134), and ($2,157), respectively, has been recorded which represents the excess (deficit) of net periodic pension cost allocated to the Company over its allocated funding requirements.

     (b) Postretirement benefit plan
         ---------------------------

                                      23                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

         Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $1,907, $1,358, and $1,555 in 2002, 2001, and
         2000, respectively. At December 31, 2002 and 2001, a liability of $8,407, and $6,500, respectively, has been recorded which represents the excess of net periodic postretirement benefit cost allocated to the Company over its allocated funding requirements.

     (c) Contributory retirement plan
         ----------------------------

         Substantially all employees of the Company are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. During the first three years of credited service, the Company's contributions are 0% vested, and after three years of credited service, the Company's contributions are 100% vested. In 2002, 2001, and 2000, the Company's contributions to the plan totaled $2,848, $3,080, and $2,584, respectively.

                                      24                             (Continued)

                           USAA LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                             (Dollars in Thousands)

(14) Separate accounts
     -----------------

     The Separate Account and the Life Insurance Separate Account (Separate Accounts) are segregated asset accounts established under Texas law through which Life Company invests the premium payments received from contract owners and policy owners, respectively. The Separate Accounts included seed money of Life Company in the amount of $6,624, $7,825, and $64,531 as of December 31, 2002, 2001, and 2000, respectively. The assets of the Separate Accounts are the property of Life Company. However, only the assets of the Separate Accounts in excess of the reserves, and other contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business Life Company may conduct. In accordance with the contracts and policies, income, gains and losses, whether or not realized, are credited to, or charged against the Separate Accounts and excluded from Life Company. Life Company's obligations arising under the contracts and policies are general corporate obligations.

     Each Separate Account currently is divided into eighteen variable fund accounts, each of which invests in a corresponding fund. The funds that are available under this contract or policy include five funds of the USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Life Investment Funds, the Growth Portfolio of the Alger American Funds, three funds of the Fidelity VIP portfolio, and eight funds of the Vanguard Variable Insurance Fund. The accumulated unit value of the contract or policy in a variable fund account will vary, primarily based on the investment experience of the Fund in whose shares the variable funds account invest. The value of the funds' securities is carried at market value.

     Life Company incurs mortality expenses on behalf of the Separate Accounts' contract holders and policy owners. Life Company also incurs administrative expenses on behalf of contract and policy owners. Life Company collects fees for these expenses from both contract holders and policy owners at set amounts. In addition, Life Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreements. Life Company, out of its general account, has agreed to pay directly, or reimburse the Trust, for Trust expenses exceeding established limits. Such reimbursements were not significant in 2002, 2001, and 2000.

(15) Commitments and contingencies
     -----------------------------

     The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policy holders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

     There are currently several insurance companies which have substantial amounts of life, annuity and health business in the process of liquidation or rehabilitation. The Company received net refunds of $78 and $336 and paid $62 to various state guaranty associations during the years ended December 31, 2002, 2001, and 2000, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 2002 and 2001, other liabilities include $7,636 and $7,148 respectively, related to estimated assessments.

     The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements


     1. Part A. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for its fiscal years ended December 31, 2002, December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998,
         December 31, 1997, and December 31, 1996, respectively, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995) is included in Part A of this Registration Statement.


     2. Part B. The most recent audited Financial Statements of the Separate Account are included in Part B of the Registration Statement as follows.


        Financial Statements and Financial Highlights as of December 31, 2002, and for each of the years or periods presented:


         Independent Auditors' Report
         Statements of Assets & Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

     3. Part B. The following Financial Statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration
         Statement:


         Consolidated Financial Statements as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002:


         Independent Auditors' Report
         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Stockholders' Equity
         Consolidated Statements of Cash Flows
         Notes to Consolidated Financial Statements

(b) Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

     2.  Not Applicable.

     3. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)

     4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements.(3)

         (b)  TSA Loan Endorsement.(3)

         (c)  Elimination of Fixed Fund Withdrawal Charge Endorsement.(7)


                                 VA Part C -- 1

     5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.(3)

         (b)  Telephone Authorization Form.(3)


         (c)  Section 1035 Exchange Form.(3)


     6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended.(5)

         (b)  Bylaws of USAA Life Insurance Company, as amended April
              17, 2000.(7)

     7.  Not Applicable.

     8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995.(3)


         (b) Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003 (filed herewith).

         (c) Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003 (filed herewith).

         (d) Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company (filed herewith).

         (e)  (i)   Amended Participation Agreement by and between Scudder
                    Variable Life Investment Fund and USAA Life Insurance
                    Company, dated February 3, 1995, and amended,
                    May 21, 1998.(4)


              (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

              (iii) Amended Reimbursement Agreement by and between Scudder
                    Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998.(4)


         (f)  (i)   Amended Participation Agreement by and between The Alger
                    American Fund, Fred Alger Management, Inc., Fred Alger &
                    Company, Incorporated and USAA Life Insurance Company, dated
                    December 16, 1994, as amended, March 16, 1998.(3)


              (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)


         (g) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

         (h) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001.(6)


     9. Opinion and Consent of Counsel concerning the legality of the securities being registered.(6)

     10. Consent of KPMG LLP, Independent Auditors.  (Filed herewith.)


                                 VA Part C -- 2

     11. Not Applicable.

     12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994.(3)

         (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).


     13. (a) Schedules showing computation of yield quotation for the USAA Life Money Market Variable Fund Account for the seven days ended December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account.(1)

     14. Financial Data Schedule, (See Exhibit 27 below).


     15. Not applicable.

     16. (a)  Power of Attorney for Robert G. Davis.(2)
         (b) Powers of Attorney for James M. Middleton, Bradford W. Rich, and Josue Robles, Jr.(5)
         (c)  Powers of Attorney for Russell A. Evenson and Larkin W. Fields.(7)


         (d)  Power of Attorney for Edward R. Dinstel.(8)
         (e)  Power of Attorney for David M. Holmes.  (Filed herewith)


     17. Persons Controlled By or Under Common Control with Registrant. (Filed herewith.)

     27. Financial Data Schedule. (Inapplicable, because, not withstanding Item 24(b)(14) of Form N-4, the Commission staff has advised that no such schedule is required).
__________
(1) Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
(2) Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
(3) Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
(4) Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
(5) Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
(6) Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.


(7) Previously filed on March 1, 2002 in Post-Effective Amendment No. 9 to this Registration Statement.
(8) Previously filed on April 30 2002 in Post-Effective Amendment No. 10 to this Registration Statement.

                                 VA Part C -- 3

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.


DIRECTORS:                             POSITIONS & OFFICES ON THE BOARD:
----------                             ---------------------------------
Robert G. Davis                        Director and Chairman
James M. Middleton                     Director and Vice Chairman
Edward R. Dinstel                      Director
Russell A. Evenson                     Director
David M. Holmes                        Director
Mark S. Rapp                           Director
Bradford W. Rich                       Director
Josue Robles, Jr.                      Director

OFFICERS (OTHER THAN DIRECTORS):
--------------------------------

NAME:                                  POSITIONS & OFFICES WITH USAA LIFE:
-----                                  -----------------------------------
James M. Middleton                     President and Chief Executive Officer
Edward R. Dinstel                      Senior Vice President
John W. Douglas                        Senior Vice President
Russell A. Evenson                     Senior Vice President
David M. Holmes                        Senior Vice President and Treasurer
Mark S. Rapp                           Senior Vice President
Bradford W. Rich                       Senior Vice President and Secretary
Sharon L. Kaminsky                     Vice President and Assistant Treasurer
Kristi A. Matus                        Vice President
Pattie S. McWilliams                   Vice President
Allen R. Pierce, Jr.                   Vice President
Diana L. Scheel                        Vice President
Cynthia A. Toles                       Vice President and Assistant Secretary

Brenda E. Davis                        Assistant Vice President
James M. Garvin                        Assistant Vice President
Brian P. McGlinchey                    Assistant Vice President

W. James Nabholz                       Assistant Vice President and Assistant
                                       Secretary
Layne C. Roetzel                       Assistant Vice President

Lynda C. Cabell                        Assistant Treasurer

                                 VA Part C -- 4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit 17 hereto and incorporated by reference in response to this item.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 2003, there were 9,257 owners of Contracts covered by this Registration Statement.


ITEM 28. INDEMNIFICATION

     The information called for by this Item is incorporated herein by reference to Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) Other Activity. USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Management. Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.

DIRECTORS:                      POSITIONS & OFFICES WITH USAA IMCO:
----------                      -----------------------------------
Robert G. Davis                 Director and Chairman
Christopher W. Claus            Director and Vice Chairman

OFFICERS:                       POSITIONS WITH USAA IMCO:
---------                       -------------------------
Christopher W. Claus            CEO and President
Clifford A. Gladson             Senior Vice President, Fixed Income Investments

                                 VA Part C -- 5

David M. Holmes                 Senior Vice President, Senior Financial Officer
                                and Treasurer
Mark S. Howard                  Senior Vice President, Secretary and Counsel
Terri L. Luensmann              Senior Vice President, Investment Operations
Mark S. Rapp                    Senior Vice President, Marketing
Stuart H. Wester                Vice President, Equity Investments


(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

(d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

     Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.


                                 VA Part C -- 6

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 30th day of April, 2003.


                                           Separate Account
                                           USAA Life Insurance Company
                                           (Registrant)

                                    By:    USAA Life Insurance Company
                                           (On behalf of Registrant and itself)

                                    By:    /s/ James M. Middleton
                                       --------------------------------------
                                           James M. Middleton
                                           President and Chief Executive Officer

Attest:  /s/ Cynthia A. Toles
         --------------------------------------
         Cynthia A. Toles
         Vice President and Assistant Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:


(NAME)                                   (TITLE)                                              (DATE)
-------------------
Robert G. Davis                          Chairman

/s/ James M. Middleton
----------------------
James M. Middleton                       Vice Chairman, President and                         April 30, 2003
                                         Chief Executive Officer

/s/ Edward R. Dinstel
---------------------
Edward R. Dinstel                        Director                                             April 30, 2003

/s/ Russell A. Evenson
----------------------
Russell A. Evenson                       Director                                             April 30, 2003

/s/ David M. Holmes
-------------------
David M. Holmes                          Director and Treasurer                               April 30, 2003

/s/Mark S. Rapp
---------------
Mark S. Rapp                             Director                                             April 30, 2003


--------------------
Bradford W. Rich                         Director                                             April 30, 2003

__________________
Josue Robles, Jr.                        Director                                             April 30, 2003

                                 VA Part C -- 7

                                  EXHIBIT INDEX


EXHIBIT
1. Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003

2. Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003

3. Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company

4.   Consent of KPMG LLP, Independent Auditors

5.   Power of Attorney for David M. Holmes.

6.   Persons Controlled By or Under Common Control with the Depositor or
     Registrant.

                                VA Part C -- 8